UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan® Mid Cap Index Fund

January 31, 2012

1.929302.100

MCX-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.8%
Autoliv, Inc.	677	$ 42,712
BorgWarner, Inc. (a)	842	62,838
Federal-Mogul Corp. Class A (a)	113	1,875
Gentex Corp.	1,106	29,718
Lear Corp.	814	34,107
The Goodyear Tire & Rubber Co. (a)	1,833	23,829
TRW Automotive Holdings Corp. (a)	805	30,204
Visteon Corp. (a)	405	19,440
		244,723
Automobiles - 0.3%
Harley-Davidson, Inc.	1,800	79,542
Tesla Motors, Inc. (a)	418	12,151
Thor Industries, Inc.	348	10,670
		102,363
Distributors - 0.4%
Genuine Parts Co.	1,203	76,727
LKQ Corp. (a)	1,128	36,773
		113,500
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	842	44,129
Career Education Corp. (a)	416	4,206
DeVry, Inc.	542	20,466
Education Management Corp. (a)	331	8,450
H&R Block, Inc.	2,347	38,397
ITT Educational Services, Inc. (a)	202	13,306
Service Corp. International	1,899	21,079
Weight Watchers International, Inc.	235	17,891
		167,924
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)	325	13,722
Brinker International, Inc.	595	15,381
Chipotle Mexican Grill, Inc. (a)	239	87,782
Choice Hotels International, Inc.	231	8,395
Darden Restaurants, Inc.	1,028	47,154
Dunkin' Brands Group, Inc. (a)	173	4,783
Hyatt Hotels Corp. Class A (a)	350	14,917
International Game Technology	2,299	36,623
Marriott International, Inc. Class A	1,993	68,659
Marriott Vacations Worldwide Corp.	175	3,631
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc. (a)	2,719	$ 35,483
Panera Bread Co. Class A (a)	225	33,356
Penn National Gaming, Inc. (a)	536	21,944
Royal Caribbean Cruises Ltd.	1,068	29,028
Starwood Hotels & Resorts Worldwide, Inc.	1,487	80,655
Wendy's Co.	2,280	10,693
WMS Industries, Inc. (a)	453	9,916
Wyndham Worldwide Corp.	1,173	46,638
Wynn Resorts Ltd.	611	70,406
		639,166
Household Durables - 1.3%
D.R. Horton, Inc.	2,197	30,582
Garmin Ltd.	832	34,694
Harman International Industries, Inc.	545	22,999
Jarden Corp.	722	24,324
Leggett & Platt, Inc.	1,104	23,692
Lennar Corp. Class A	1,275	27,400
Mohawk Industries, Inc. (a)	452	27,644
Newell Rubbermaid, Inc.	2,231	41,207
NVR, Inc. (a)	39	27,037
PulteGroup, Inc. (a)	2,685	20,003
Tempur-Pedic International, Inc. (a)	531	35,423
Toll Brothers, Inc. (a)	1,098	23,947
Tupperware Brands Corp.	430	27,021
Whirlpool Corp.	574	31,180
		397,153
Internet & Catalog Retail - 0.6%
Expedia, Inc.	758	24,536
Groupon, Inc. Class A (a)	270	5,505
HomeAway, Inc.	80	2,163
Liberty Media Corp. Interactive Series A (a)	4,607	78,872
Netflix, Inc. (a)	423	50,845
TripAdvisor, Inc. (a)	760	25,012
		186,933
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	907	31,663
Mattel, Inc.	2,651	82,181
Polaris Industries, Inc.	508	32,715
		146,559
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 2.8%
AMC Networks, Inc. Class A	436	$ 18,643
Cablevision Systems Corp. - NY Group Class A	1,680	24,444
Charter Communications, Inc. Class A (a)	423	24,382
Clear Channel Outdoor Holding, Inc. Class A (a)	275	3,328
Discovery Communications, Inc. (a)	2,028	86,961
DISH Network Corp. Class A	1,533	42,801
DreamWorks Animation SKG, Inc. Class A (a)	564	10,011
Gannett Co., Inc.	1,921	27,221
Interpublic Group of Companies, Inc.	3,550	36,672
John Wiley & Sons, Inc. Class A	346	15,705
Lamar Advertising Co. Class A (a)	440	12,588
Liberty Global, Inc. Class A (a)	2,117	97,128
Liberty Media Corp. Capital Series A (a)	902	74,334
Madison Square Garden Co. Class A (a)	456	13,083
McGraw-Hill Companies, Inc.	2,328	107,088
Morningstar, Inc.	199	11,884
Omnicom Group, Inc.	2,150	98,062
Pandora Media, Inc.	170	2,242
Regal Entertainment Group Class A	691	8,603
Scripps Networks Interactive, Inc. Class A	697	30,222
Sirius XM Radio, Inc. (a)	30,439	63,618
Virgin Media, Inc.	2,346	55,929
Washington Post Co. Class B	38	14,391
		879,340
Multiline Retail - 1.4%
Big Lots, Inc. (a)	518	20,456
Dillard's, Inc. Class A	241	10,664
Dollar General Corp. (a)	774	32,980
Dollar Tree, Inc. (a)	942	79,891
Family Dollar Stores, Inc.	956	53,345
JCPenney Co., Inc.	1,255	52,145
Macy's, Inc.	3,251	109,526
Nordstrom, Inc.	1,259	62,169
Sears Holdings Corp. (a)	297	12,519
		433,695
Specialty Retail - 3.9%
Aarons, Inc. Class A	566	15,061
Abercrombie & Fitch Co. Class A	685	31,469
Advance Auto Parts, Inc.	561	42,995
American Eagle Outfitters, Inc.	1,529	21,544
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)	303	$ 10,835
AutoZone, Inc. (a)	196	68,184
Bed Bath & Beyond, Inc. (a)	1,911	115,998
Best Buy Co., Inc.	2,279	54,582
CarMax, Inc. (a)	1,755	53,405
Chico's FAS, Inc.	1,313	15,021
Dick's Sporting Goods, Inc.	742	30,578
DSW, Inc. Class A	190	9,494
Foot Locker, Inc.	1,215	31,882
GameStop Corp. Class A (a)	1,059	24,738
Gap, Inc.	2,750	52,195
Guess?, Inc.	487	14,610
Limited Brands, Inc.	1,913	80,078
O'Reilly Automotive, Inc. (a)	985	80,287
Orchard Supply Hardware Stores Corp. Class A	5	90
PetSmart, Inc.	893	47,525
RadioShack Corp.	853	6,125
Ross Stores, Inc.	1,801	91,527
Sally Beauty Holdings, Inc. (a)	710	14,640
Signet Jewelers Ltd.	682	31,086
Staples, Inc.	5,441	79,602
Tiffany & Co., Inc.	988	63,034
Tractor Supply Co.	548	44,262
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	340	25,915
Urban Outfitters, Inc. (a)	857	22,711
Williams-Sonoma, Inc.	834	29,907
		1,209,380
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	300	24,255
Fossil, Inc. (a)	405	38,495
Hanesbrands, Inc. (a)	773	19,016
PVH Corp.	463	35,739
Ralph Lauren Corp.	482	73,264
Under Armour, Inc. Class A (sub. vtg.) (a)	287	22,851
VF Corp.	665	87,441
		301,061
TOTAL CONSUMER DISCRETIONARY		4,821,797
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.2%
Beverages - 1.3%
Beam, Inc.	1,191	$ 62,301
Brown-Forman Corp. Class B (non-vtg.)	800	64,968
Coca-Cola Enterprises, Inc.	2,502	67,029
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,347	28,152
Dr Pepper Snapple Group, Inc.	1,711	66,421
Molson Coors Brewing Co. Class B	1,017	43,619
Monster Beverage Corp. (a)	545	56,958
		389,448
Food & Staples Retailing - 0.5%
Safeway, Inc.	2,745	60,335
SUPERVALU, Inc.	1,638	11,319
Whole Foods Market, Inc.	1,195	88,466
		160,120
Food Products - 3.1%
Bunge Ltd.	1,135	65,001
Campbell Soup Co.	1,359	43,080
ConAgra Foods, Inc.	3,127	83,397
Corn Products International, Inc.	595	33,017
Dean Foods Co. (a)	1,367	14,709
Flowers Foods, Inc.	905	17,512
Green Mountain Coffee Roasters, Inc. (a)	933	49,766
H.J. Heinz Co.	2,493	129,262
Hershey Co.	1,178	71,952
Hormel Foods Corp.	1,077	30,996
McCormick & Co., Inc. (non-vtg.)	1,005	50,793
Mead Johnson Nutrition Co. Class A	1,572	116,469
Ralcorp Holdings, Inc. (a)	425	37,166
Sara Lee Corp.	4,477	85,735
Smithfield Foods, Inc. (a)	1,311	29,275
The J.M. Smucker Co.	895	70,508
Tyson Foods, Inc. Class A	2,287	42,630
		971,268
Household Products - 0.5%
Church & Dwight Co., Inc.	1,092	49,544
Clorox Co.	1,035	71,063
Energizer Holdings, Inc. (a)	529	40,796
		161,403
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Avon Products, Inc.	3,322	$ 59,032
Herbalife Ltd.	904	52,324
		111,356
Tobacco - 0.4%
Lorillard, Inc.	1,040	111,686
TOTAL CONSUMER STAPLES		1,905,281
ENERGY - 7.8%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	450	20,691
Cameron International Corp. (a)	1,882	100,122
Carbo Ceramics, Inc.	157	15,268
Core Laboratories NV	354	37,605
Diamond Offshore Drilling, Inc.	507	31,586
Dresser-Rand Group, Inc. (a)	591	30,277
FMC Technologies, Inc. (a)	1,863	95,218
Helmerich & Payne, Inc.	728	44,925
McDermott International, Inc. (a)	1,846	22,447
Nabors Industries Ltd. (a)	2,203	41,020
Oceaneering International, Inc.	830	40,330
Oil States International, Inc. (a)	401	31,956
Patterson-UTI Energy, Inc.	1,213	22,889
Rowan Companies, Inc. (a)	935	31,799
RPC, Inc.	289	4,407
SEACOR Holdings, Inc. (a)	162	14,828
Superior Energy Services, Inc. (a)	642	18,303
Tidewater, Inc.	410	22,079
Unit Corp. (a)	316	14,299
		640,049
Oil, Gas & Consumable Fuels - 5.8%
Alpha Natural Resources, Inc. (a)	1,751	35,230
Arch Coal, Inc.	1,644	23,723
Cabot Oil & Gas Corp.	1,641	52,348
Cimarex Energy Co.	654	38,181
Cobalt International Energy, Inc. (a)	947	18,978
Concho Resources, Inc. (a)	796	84,901
CONSOL Energy, Inc.	1,748	62,474
Continental Resources, Inc. (a)	325	26,221
Denbury Resources, Inc. (a)	3,110	58,655
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.	5,939	$ 159,582
Energen Corp.	574	27,650
EQT Corp.	1,054	53,248
EXCO Resources, Inc.	1,182	9,291
Forest Oil Corp. (a)	871	11,323
HollyFrontier Corp.	1,455	42,690
Kosmos Energy Ltd.	220	2,763
Murphy Oil Corp.	1,468	87,493
Newfield Exploration Co. (a)	1,023	38,680
Noble Energy, Inc.	1,359	136,811
Peabody Energy Corp.	2,080	70,907
Pioneer Natural Resources Co.	893	88,675
Plains Exploration & Production Co. (a)	1,074	40,511
QEP Resources, Inc.	1,355	38,807
Quicksilver Resources, Inc. (a)	797	3,993
Range Resources Corp.	1,236	71,095
SandRidge Energy, Inc. (a)	3,074	23,916
SM Energy Co.	490	35,564
Southern Union Co.	965	41,852
Spectra Energy Corp.	5,015	157,922
Sunoco, Inc.	860	32,990
Teekay Corp.	348	9,542
Tesoro Corp. (a)	1,076	26,932
Ultra Petroleum Corp. (a)	1,203	28,908
Valero Energy Corp.	4,344	104,213
Whiting Petroleum Corp. (a)	922	46,183
		1,792,252
TOTAL ENERGY		2,432,301
FINANCIALS - 18.9%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	397	39,902
American Capital Ltd. (a)	2,786	22,901
Ameriprise Financial, Inc.	1,719	92,052
E*TRADE Financial Corp. (a)	2,032	16,642
Eaton Vance Corp. (non-vtg.)	922	23,686
Federated Investors, Inc. Class B (non-vtg.)	689	11,768
Greenhill & Co., Inc.	235	10,942
Invesco Ltd.	3,515	79,334
Janus Capital Group, Inc.	1,459	11,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Jefferies Group, Inc.	1,099	$ 16,716
Lazard Ltd. Class A	862	24,757
Legg Mason, Inc.	1,110	28,272
LPL Investment Holdings, Inc. (a)	272	8,935
Northern Trust Corp.	1,671	68,862
Raymond James Financial, Inc.	764	26,740
SEI Investments Co.	1,152	21,162
T. Rowe Price Group, Inc.	1,988	114,986
TD Ameritrade Holding Corp.	1,630	26,259
Waddell & Reed Financial, Inc. Class A	686	18,831
		664,229
Commercial Banks - 2.6%
Associated Banc-Corp.	1,404	17,494
Bank of Hawaii Corp.	352	16,093
BOK Financial Corp.	209	11,641
CapitalSource, Inc.	2,061	14,242
CIT Group, Inc. (a)	1,546	58,964
City National Corp.	376	17,251
Comerica, Inc.	1,582	43,774
Commerce Bancshares, Inc.	586	22,749
Cullen/Frost Bankers, Inc.	416	23,159
East West Bancorp, Inc.	1,120	24,595
Fifth Third Bancorp	7,034	91,512
First Citizen Bancshares, Inc.	47	8,292
First Horizon National Corp.	2,111	18,429
First Niagara Financial Group, Inc.	2,611	24,987
First Republic Bank (a)	593	17,778
Fulton Financial Corp.	1,643	15,263
Huntington Bancshares, Inc.	6,602	37,697
KeyCorp	7,105	55,206
M&T Bank Corp.	966	77,029
Popular, Inc. (a)	7,842	12,312
Regions Financial Corp.	9,836	51,344
SunTrust Banks, Inc.	4,098	84,296
Synovus Financial Corp.	6,184	10,760
TCF Financial Corp.	1,196	12,008
Valley National Bancorp	1,491	17,773
Zions Bancorporation	1,374	23,138
		807,786
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.6%
Discover Financial Services	4,184	$ 113,721
Green Dot Corp. Class A (a)	148	4,200
SLM Corp.	4,093	61,190
		179,111
Diversified Financial Services - 0.9%
CBOE Holdings, Inc.	411	10,517
Interactive Brokers Group, Inc.	271	4,098
IntercontinentalExchange, Inc. (a)	567	64,910
Leucadia National Corp.	1,506	41,807
Moody's Corp.	1,495	55,659
MSCI, Inc. Class A (a)	945	30,788
NYSE Euronext	2,032	53,970
The NASDAQ Stock Market, Inc. (a)	960	23,789
		285,538
Insurance - 4.6%
Alleghany Corp.	50	14,468
Allied World Assurance Co. Holdings Ltd.	303	18,644
American Financial Group, Inc.	626	22,955
American National Insurance Co.	53	3,861
Aon Corp.	2,541	123,061
Arch Capital Group Ltd. (a)	1,027	37,023
Arthur J. Gallagher & Co.	876	29,206
Aspen Insurance Holdings Ltd.	531	14,103
Assurant, Inc.	764	30,254
Assured Guaranty Ltd.	1,444	22,396
Axis Capital Holdings Ltd.	1,014	31,211
Brown & Brown, Inc.	922	21,003
Cincinnati Financial Corp.	1,131	36,961
CNA Financial Corp.	180	4,955
Endurance Specialty Holdings Ltd.	329	12,305
Erie Indemnity Co. Class A	224	17,174
Everest Re Group Ltd.	362	30,915
Fidelity National Financial, Inc. Class A	1,759	31,996
Genworth Financial, Inc. Class A (a)	3,876	29,884
Hanover Insurance Group, Inc.	363	13,199
Hartford Financial Services Group, Inc.	3,429	60,076
HCC Insurance Holdings, Inc.	831	23,069
Kemper Corp.	385	11,461
Lincoln National Corp.	2,344	50,490
Markel Corp. (a)	73	29,424
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	4,221	$ 133,341
MBIA, Inc. (a)	1,168	14,390
Mercury General Corp.	212	9,264
Old Republic International Corp.	2,056	20,313
PartnerRe Ltd.	525	34,346
Principal Financial Group, Inc.	2,339	63,878
Progressive Corp.	4,733	95,985
Protective Life Corp.	636	15,906
Reinsurance Group of America, Inc.	544	29,643
RenaissanceRe Holdings Ltd.	384	28,074
StanCorp Financial Group, Inc.	343	13,260
Torchmark Corp.	811	37,038
Transatlantic Holdings, Inc.	446	24,731
Unum Group	2,274	51,915
Validus Holdings Ltd.	613	19,659
W.R. Berkley Corp.	843	28,890
White Mountains Insurance Group Ltd.	53	23,916
XL Group PLC Class A	2,427	49,195
		1,413,838
Real Estate Investment Trusts - 7.3%
Alexandria Real Estate Equities, Inc.	479	34,684
American Capital Agency Corp.	1,739	50,987
Annaly Capital Management, Inc.	7,298	122,898
Apartment Investment & Management Co. Class A	941	23,111
AvalonBay Communities, Inc.	725	98,607
Boston Properties, Inc.	1,124	116,952
Brandywine Realty Trust (SBI)	1,055	11,225
BRE Properties, Inc.	589	30,522
Camden Property Trust (SBI)	591	38,120
Chimera Investment Corp.	8,034	24,423
CommonWealth REIT	642	12,628
Corporate Office Properties Trust (SBI)	541	13,108
DDR Corp.	1,822	25,253
Digital Realty Trust, Inc.	763	54,066
Douglas Emmett, Inc.	983	20,555
Duke Realty LP	1,900	25,441
Equity Residential (SBI)	2,269	135,119
Essex Property Trust, Inc.	251	36,144
Federal Realty Investment Trust (SBI)	474	44,774
General Growth Properties, Inc.	4,333	68,375
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	3,124	$ 131,302
Health Care REIT, Inc.	1,474	84,328
Hospitality Properties Trust (SBI)	963	23,333
Host Hotels & Resorts, Inc.	5,232	85,909
Kimco Realty Corp.	3,132	57,159
Liberty Property Trust (SBI)	872	29,029
Mack-Cali Realty Corp.	705	20,276
Piedmont Office Realty Trust, Inc. Class A	1,343	24,872
Plum Creek Timber Co., Inc.	1,269	49,212
Prologis, Inc.	3,497	110,890
Rayonier, Inc.	929	42,483
Realty Income Corp.	1,028	37,419
Regency Centers Corp.	714	29,502
Rouse Properties, Inc. (a)	142	1,755
Senior Housing Properties Trust (SBI)	1,295	29,371
SL Green Realty Corp.	691	50,809
Taubman Centers, Inc.	444	29,761
The Macerich Co.	1,014	55,060
UDR, Inc.	1,657	43,115
Ventas, Inc.	1,957	114,113
Vornado Realty Trust	1,406	113,717
Weingarten Realty Investors (SBI)	951	23,081
Weyerhaeuser Co.	4,107	82,222
		2,255,710
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	2,233	43,097
Forest City Enterprises, Inc. Class A (a)	1,046	13,734
Howard Hughes Corp. (a)	180	9,328
Jones Lang LaSalle, Inc.	335	26,385
The St. Joe Co. (a)	523	8,352
		100,896
Thrifts & Mortgage Finance - 0.5%
BankUnited, Inc.	304	6,965
Capitol Federal Financial, Inc.	1,219	14,079
Hudson City Bancorp, Inc.	3,554	23,918
New York Community Bancorp, Inc.	3,451	43,793
People's United Financial, Inc.	2,892	35,658
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
TFS Financial Corp. (a)	539	$ 4,851
Washington Federal, Inc.	844	13,301
		142,565
TOTAL FINANCIALS		5,849,673
HEALTH CARE - 9.5%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	1,421	109,076
Amylin Pharmaceuticals, Inc. (a)	1,005	14,301
BioMarin Pharmaceutical, Inc. (a)	871	31,069
Dendreon Corp. (a)	1,085	14,734
Human Genome Sciences, Inc. (a)	1,439	14,160
Myriad Genetics, Inc. (a)	645	15,261
Regeneron Pharmaceuticals, Inc. (a)	554	50,336
United Therapeutics Corp. (a)	409	20,115
Vertex Pharmaceuticals, Inc. (a)	1,601	59,157
		328,209
Health Care Equipment & Supplies - 2.6%
Alere, Inc. (a)	642	15,504
Boston Scientific Corp. (a)	11,679	69,607
C. R. Bard, Inc.	666	61,618
CareFusion Corp. (a)	1,707	40,883
DENTSPLY International, Inc.	1,074	40,533
Edwards Lifesciences Corp. (a)	882	72,915
Gen-Probe, Inc. (a)	374	25,032
Hill-Rom Holdings, Inc.	474	15,647
Hologic, Inc. (a)	2,006	40,902
IDEXX Laboratories, Inc. (a)	441	37,304
Intuitive Surgical, Inc. (a)	305	140,273
ResMed, Inc. (a)	1,192	34,604
Sirona Dental Systems, Inc. (a)	438	21,177
Teleflex, Inc.	320	19,581
The Cooper Companies, Inc.	348	25,105
Thoratec Corp. (a)	434	12,760
Varian Medical Systems, Inc. (a)	908	59,810
Zimmer Holdings, Inc.	1,366	82,985
		816,240
Health Care Providers & Services - 2.8%
AMERIGROUP Corp. (a)	341	23,191
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmerisourceBergen Corp.	1,988	$ 77,472
Brookdale Senior Living, Inc. (a)	743	13,077
Catalyst Health Solutions, Inc. (a)	340	18,618
CIGNA Corp.	2,188	98,088
Community Health Systems, Inc. (a)	724	13,539
Coventry Health Care, Inc. (a)	1,147	34,490
DaVita, Inc. (a)	741	60,621
Health Management Associates, Inc. Class A (a)	1,949	12,493
Health Net, Inc. (a)	649	24,493
Henry Schein, Inc. (a)	725	51,395
Humana, Inc.	1,298	115,548
Laboratory Corp. of America Holdings (a)	768	70,188
LifePoint Hospitals, Inc. (a)	364	14,629
Lincare Holdings, Inc.	714	18,343
MEDNAX, Inc. (a)	362	25,782
Omnicare, Inc.	914	30,007
Patterson Companies, Inc.	729	23,481
Quest Diagnostics, Inc.	1,209	70,219
Tenet Healthcare Corp. (a)	3,488	18,452
Universal Health Services, Inc. Class B	677	27,953
VCA Antech, Inc. (a)	649	14,525
		856,604
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,514	28,948
Cerner Corp. (a)	1,097	66,796
SXC Health Solutions Corp. (a)	486	30,757
		126,501
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	2,663	113,098
Bio-Rad Laboratories, Inc. Class A (a)	148	15,031
Bruker BioSciences Corp. (a)	678	9,628
Charles River Laboratories International, Inc. (a)	411	13,879
Covance, Inc. (a)	478	20,941
Illumina, Inc. (a)	937	48,499
Life Technologies Corp. (a)	1,370	66,349
Mettler-Toledo International, Inc. (a)	244	42,822
PerkinElmer, Inc.	887	21,270
QIAGEN NV (a)	1,854	29,998
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Techne Corp.	292	$ 19,929
Waters Corp. (a)	711	61,551
		462,995
Pharmaceuticals - 1.1%
Endo Pharmaceuticals Holdings, Inc. (a)	905	33,639
Forest Laboratories, Inc. (a)	2,058	65,403
Hospira, Inc. (a)	1,274	43,902
Mylan, Inc. (a)	3,368	69,886
Perrigo Co.	646	61,758
Warner Chilcott PLC (a)	1,330	22,437
Watson Pharmaceuticals, Inc. (a)	989	57,985
		355,010
TOTAL HEALTH CARE		2,945,559
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	244	14,496
BE Aerospace, Inc. (a)	760	32,072
Exelis, Inc.	1,385	13,836
Goodrich Corp.	960	119,760
Huntington Ingalls Industries, Inc. (a)	371	13,979
L-3 Communications Holdings, Inc.	777	54,965
Rockwell Collins, Inc.	1,147	66,400
Spirit AeroSystems Holdings, Inc. Class A (a)	930	21,148
Textron, Inc.	2,160	55,037
TransDigm Group, Inc. (a)	384	40,140
		431,833
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,274	87,702
Expeditors International of Washington, Inc.	1,632	72,869
UTI Worldwide, Inc.	787	11,718
		172,289
Airlines - 0.7%
Copa Holdings SA Class A	240	16,354
Delta Air Lines, Inc. (a)	6,513	68,712
Southwest Airlines Co.	6,147	58,888
United Continental Holdings, Inc. (a)	2,601	60,083
		204,037
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	172	$ 8,032
Fortune Brands Home & Security, Inc. (a)	1,216	22,581
Lennox International, Inc.	397	14,371
Masco Corp.	2,769	33,422
Owens Corning (a)	974	32,873
		111,279
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.	830	22,535
Cintas Corp.	878	32,530
Copart, Inc. (a)	443	20,839
Corrections Corp. of America (a)	799	18,800
Covanta Holding Corp.	866	12,375
Iron Mountain, Inc.	1,270	39,141
KAR Auction Services, Inc. (a)	196	2,889
Pitney Bowes, Inc.	1,459	27,677
R.R. Donnelley & Sons Co.	1,503	17,074
Republic Services, Inc.	2,464	72,146
Stericycle, Inc. (a)	672	56,461
Waste Connections, Inc.	843	27,237
		349,704
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	945	21,631
Chicago Bridge & Iron Co. NV unit	777	33,085
Fluor Corp.	1,328	74,687
Jacobs Engineering Group, Inc. (a)	959	42,925
KBR, Inc.	1,169	37,572
Quanta Services, Inc. (a)	1,671	36,094
Shaw Group, Inc. (a)	538	14,601
URS Corp. (a)	611	25,143
		285,738
Electrical Equipment - 1.4%
AMETEK, Inc.	1,244	58,468
Babcock & Wilcox Co. (a)	922	22,912
Cooper Industries PLC Class A	1,261	74,550
General Cable Corp. (a)	400	12,344
GrafTech International Ltd. (a)	955	15,681
Hubbell, Inc. Class B	467	33,605
Polypore International, Inc. (a)	317	12,071
Regal-Beloit Corp.	298	16,917
Rockwell Automation, Inc.	1,100	85,657
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Roper Industries, Inc.	739	$ 69,015
Thomas & Betts Corp. (a)	409	29,199
		430,419
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	479	22,863
Machinery - 4.1%
AGCO Corp. (a)	730	37,179
CNH Global NV (a)	211	8,807
Crane Co.	389	18,672
Donaldson Co., Inc.	579	41,862
Dover Corp.	1,419	89,979
Eaton Corp.	2,595	127,233
Flowserve Corp.	436	48,034
Gardner Denver, Inc.	408	30,437
Graco, Inc.	475	21,841
Harsco Corp.	615	13,671
IDEX Corp.	623	25,244
Ingersoll-Rand PLC	2,386	83,367
ITT Corp.	690	15,001
Joy Global, Inc.	802	72,733
Kennametal, Inc.	653	28,151
Lincoln Electric Holdings, Inc.	672	28,862
Manitowoc Co., Inc.	1,011	13,588
Navistar International Corp. (a)	565	24,459
Nordson Corp.	481	21,809
Oshkosh Truck Corp. (a)	733	17,797
Pall Corp.	903	53,891
Parker Hannifin Corp.	1,155	93,185
Pentair, Inc.	783	28,830
Snap-On, Inc.	440	24,864
SPX Corp.	382	26,599
Stanley Black & Decker, Inc.	1,283	90,041
Terex Corp. (a)	819	16,216
Timken Co.	683	33,351
Toro Co.	226	14,326
Trinity Industries, Inc.	631	19,851
Valmont Industries, Inc.	181	18,989
WABCO Holdings, Inc. (a)	509	26,392
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Wabtec Corp.	361	$ 24,833
Xylem, Inc.	1,418	36,740
		1,276,834
Marine - 0.1%
Alexander & Baldwin, Inc.	327	15,467
Kirby Corp. (a)	426	28,444
		43,911
Professional Services - 0.8%
Dun & Bradstreet Corp.	387	32,047
Equifax, Inc.	948	36,944
IHS, Inc. Class A (a)	382	34,181
Manpower, Inc.	617	24,748
Nielsen Holdings B.V. (a)	644	18,663
Robert Half International, Inc.	1,144	31,677
Towers Watson & Co.	430	25,714
Verisk Analytics, Inc. (a)	917	36,744
		240,718
Road & Rail - 0.6%
Con-way, Inc.	423	13,426
Hertz Global Holdings, Inc. (a)	1,842	25,051
J.B. Hunt Transport Services, Inc.	706	36,055
Kansas City Southern (a)	856	58,756
Landstar System, Inc.	381	19,488
Ryder System, Inc.	404	22,737
		175,513
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	307	7,755
Fastenal Co.	2,265	105,730
GATX Corp.	345	14,814
MSC Industrial Direct Co., Inc. Class A	333	25,315
W.W. Grainger, Inc.	439	83,735
WESCO International, Inc. (a)	339	21,316
		258,665
TOTAL INDUSTRIALS		4,003,803
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.1%
Acme Packet, Inc. (a)	411	12,014
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	3,736	$ 20,959
Ciena Corp. (a)	735	10,694
EchoStar Holding Corp. Class A (a)	330	8,656
F5 Networks, Inc. (a)	620	74,239
Harris Corp.	919	37,679
JDS Uniphase Corp. (a)	1,779	22,576
Motorola Mobility Holdings, Inc.	2,018	77,955
Polycom, Inc. (a)	1,367	27,272
Riverbed Technology, Inc. (a)	1,204	28,824
Tellabs, Inc.	2,801	10,644
		331,512
Computers & Peripherals - 0.7%
Diebold, Inc.	486	15,401
Fusion-io, Inc.	113	2,611
Lexmark International, Inc. Class A	596	20,800
NCR Corp. (a)	1,252	23,450
QLogic Corp. (a)	793	13,735
SanDisk Corp. (a)	1,832	84,052
Western Digital Corp. (a)	1,799	65,394
		225,443
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	1,270	69,126
Arrow Electronics, Inc. (a)	894	36,913
Avnet, Inc. (a)	1,169	40,763
AVX Corp.	326	4,290
Dolby Laboratories, Inc. Class A (a)	401	14,584
FLIR Systems, Inc.	1,173	30,205
Ingram Micro, Inc. Class A (a)	1,253	23,782
IPG Photonics Corp. (a)	214	11,297
Itron, Inc. (a)	311	12,064
Jabil Circuit, Inc.	1,496	33,899
Molex, Inc.	1,078	28,502
National Instruments Corp.	722	19,429
Tech Data Corp. (a)	349	18,120
Trimble Navigation Ltd. (a)	934	43,739
Vishay Intertechnology, Inc. (a)	1,101	13,520
		400,233
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	1,470	47,408
AOL, Inc. (a)	745	12,076
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Equinix, Inc. (a)	357	$ 42,826
IAC/InterActiveCorp	571	24,593
LinkedIn Corp. (a)	65	4,690
Monster Worldwide, Inc. (a)	1,040	7,488
Rackspace Hosting, Inc. (a)	797	34,598
VeriSign, Inc.	1,220	45,213
VistaPrint Ltd. (a)	319	11,414
WebMD Health Corp. (a)	452	12,674
		242,980
IT Services - 2.4%
Alliance Data Systems Corp. (a)	389	43,101
Amdocs Ltd. (a)	1,340	39,450
Booz Allen Hamilton Holding Corp. Class A	160	2,816
Broadridge Financial Solutions, Inc.	967	23,179
Computer Sciences Corp.	1,218	31,461
CoreLogic, Inc. (a)	759	10,778
DST Systems, Inc.	255	12,447
Fidelity National Information Services, Inc.	2,033	58,062
Fiserv, Inc. (a)	1,102	69,305
FleetCor Technologies, Inc. (a)	100	3,399
Gartner, Inc. Class A (a)	775	29,380
Genpact Ltd. (a)	945	13,825
Global Payments, Inc.	630	31,513
Lender Processing Services, Inc.	681	11,325
NeuStar, Inc. Class A (a)	579	21,139
Paychex, Inc.	2,467	77,711
SAIC, Inc. (a)	2,284	29,372
Teradata Corp. (a)	1,300	69,628
The Western Union Co.	4,838	92,406
Total System Services, Inc.	1,216	26,071
VeriFone Systems, Inc. (a)	801	34,203
		730,571
Office Electronics - 0.3%
Xerox Corp.	10,624	82,336
Zebra Technologies Corp. Class A (a)	423	16,015
		98,351
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	4,846	32,517
Altera Corp.	2,467	98,162
Analog Devices, Inc.	2,287	89,490
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	3,547	$ 34,441
Avago Technologies Ltd.	1,449	49,179
Cree, Inc. (a)	856	21,768
Cypress Semiconductor Corp.	1,212	20,840
Fairchild Semiconductor International, Inc. (a)	960	13,421
First Solar, Inc. (a)	470	19,872
Freescale Semiconductor Holdings I Ltd.	311	4,967
International Rectifier Corp. (a)	534	12,175
Intersil Corp. Class A	970	10,922
KLA-Tencor Corp.	1,296	66,264
Lam Research Corp. (a)	950	40,461
Linear Technology Corp.	1,760	58,643
LSI Corp. (a)	4,469	33,830
Marvell Technology Group Ltd. (a)	3,918	60,847
Maxim Integrated Products, Inc.	2,287	61,383
MEMC Electronic Materials, Inc. (a)	1,846	8,436
Microchip Technology, Inc.	1,483	54,738
Micron Technology, Inc. (a)	6,757	51,286
Novellus Systems, Inc. (a)	540	25,461
NVIDIA Corp. (a)	4,602	67,972
ON Semiconductor Corp. (a)	3,503	30,476
PMC-Sierra, Inc. (a)	1,797	11,681
Silicon Laboratories, Inc. (a)	314	13,766
Skyworks Solutions, Inc. (a)	1,496	32,284
SunPower Corp. (a)	667	4,569
Teradyne, Inc. (a)	1,452	23,740
Xilinx, Inc.	2,039	73,098
		1,126,689
Software - 3.1%
Activision Blizzard, Inc.	3,250	40,105
ANSYS, Inc. (a)	700	42,343
Ariba, Inc. (a)	761	20,775
Autodesk, Inc. (a)	1,768	63,648
BMC Software, Inc. (a)	1,339	48,525
CA, Inc.	2,969	76,541
Cadence Design Systems, Inc. (a)	2,119	22,377
Citrix Systems, Inc. (a)	1,443	94,098
Compuware Corp. (a)	1,660	13,014
Electronic Arts, Inc. (a)	2,515	46,704
FactSet Research Systems, Inc.	360	31,795
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Fortinet, Inc. (a)	861	$ 19,639
Informatica Corp. (a)	826	34,940
Intuit, Inc.	2,335	131,787
MICROS Systems, Inc. (a)	598	29,727
Nuance Communications, Inc. (a)	1,866	53,218
Red Hat, Inc. (a)	1,503	69,694
Rovi Corp. (a)	874	28,047
Solera Holdings, Inc.	546	26,082
Synopsys, Inc. (a)	1,142	33,324
TIBCO Software, Inc. (a)	1,297	33,813
		960,196
TOTAL INFORMATION TECHNOLOGY		4,115,975
MATERIALS - 6.8%
Chemicals - 3.4%
Airgas, Inc.	595	46,963
Albemarle Corp.	698	44,888
Ashland, Inc.	609	38,404
Cabot Corp.	525	19,005
Celanese Corp. Class A	1,211	58,988
CF Industries Holdings, Inc.	501	88,867
Cytec Industries, Inc.	391	19,495
Eastman Chemical Co.	1,105	55,604
Ecolab, Inc.	2,297	138,831
FMC Corp.	563	52,179
Huntsman Corp.	1,547	19,693
International Flavors & Fragrances, Inc.	621	34,658
Intrepid Potash, Inc. (a)	410	9,795
Kronos Worldwide, Inc.	147	3,384
PPG Industries, Inc.	1,210	108,392
Rockwood Holdings, Inc. (a)	532	26,866
RPM International, Inc.	984	24,630
Sherwin-Williams Co.	675	65,833
Sigma Aldrich Corp.	943	64,162
Solutia, Inc.	950	26,125
The Scotts Miracle-Gro Co. Class A	348	16,481
Valspar Corp.	750	32,430
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)	582	$ 31,160
Westlake Chemical Corp.	161	9,410
		1,036,243
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	361	29,786
Vulcan Materials Co.	982	43,071
		72,857
Containers & Packaging - 1.1%
Aptargroup, Inc.	538	28,202
Ball Corp.	1,314	51,588
Bemis Co., Inc.	815	25,493
Crown Holdings, Inc. (a)	1,186	42,779
Greif, Inc. Class A	288	13,954
Owens-Illinois, Inc. (a)	1,293	31,097
Packaging Corp. of America	794	22,343
Rock-Tenn Co. Class A	536	33,157
Sealed Air Corp.	1,524	30,373
Silgan Holdings, Inc.	370	15,377
Sonoco Products Co.	749	23,444
Temple-Inland, Inc.	810	25,831
		343,638
Metals & Mining - 1.6%
AK Steel Holding Corp.	934	8,817
Allegheny Technologies, Inc.	808	36,675
Allied Nevada Gold Corp. (a)	699	25,115
Carpenter Technology Corp.	352	18,473
Cliffs Natural Resources, Inc.	1,122	81,065
Commercial Metals Co.	889	12,748
Compass Minerals International, Inc.	262	19,144
Molycorp, Inc. (a)	427	13,228
Nucor Corp.	2,417	107,532
Reliance Steel & Aluminum Co.	585	31,122
Royal Gold, Inc.	452	34,415
Schnitzer Steel Inds, Inc. Class A	190	8,290
Steel Dynamics, Inc.	1,641	26,174
Titanium Metals Corp.	664	10,212
United States Steel Corp.	1,123	33,903
Walter Energy, Inc.	487	33,666
		500,579
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.5%
Domtar Corp.	283	$ 24,446
International Paper Co.	3,337	103,914
MeadWestvaco Corp.	1,294	38,095
		166,455
TOTAL MATERIALS		2,119,772
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp.	7,651	32,746
Level 3 Communications, Inc. (a)	1,236	22,928
tw telecom, inc. (a)	1,140	22,971
Windstream Corp.	4,431	53,482
		132,127
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)	1,365	2,307
Crown Castle International Corp. (a)	2,234	108,304
MetroPCS Communications, Inc. (a)	2,208	19,519
NII Holdings, Inc. (a)	1,354	27,229
SBA Communications Corp. Class A (a)	867	39,639
Telephone & Data Systems, Inc.	775	20,383
U.S. Cellular Corp. (a)	97	4,449
		221,830
TOTAL TELECOMMUNICATION SERVICES		353,957
UTILITIES - 6.8%
Electric Utilities - 2.2%
Edison International	2,505	102,805
Entergy Corp.	1,373	95,259
Great Plains Energy, Inc.	1,067	22,002
Hawaiian Electric Industries, Inc.	756	19,618
ITC Holdings Corp.	403	29,705
Northeast Utilities	1,390	48,303
NV Energy, Inc.	1,863	30,181
Pepco Holdings, Inc.	1,744	34,287
Pinnacle West Capital Corp.	833	39,368
PPL Corp.	4,458	123,888
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	2,297	$ 124,796
Westar Energy, Inc.	855	24,316
		694,528
Gas Utilities - 0.7%
AGL Resources, Inc.	896	37,193
Atmos Energy Corp.	708	22,946
National Fuel Gas Co.	646	32,481
ONEOK, Inc.	834	69,355
Questar Corp.	1,423	27,435
UGI Corp.	844	22,712
		212,122
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	2,914	42,544
Constellation Energy Group, Inc.	1,461	53,224
GenOn Energy, Inc. (a)	5,876	12,516
NRG Energy, Inc. (a)	1,773	29,928
The AES Corp. (a)	5,035	64,247
		202,459
Multi-Utilities - 3.0%
Alliant Energy Corp.	856	36,286
Ameren Corp.	1,863	58,945
CenterPoint Energy, Inc.	3,310	61,136
CMS Energy Corp.	1,915	41,804
Consolidated Edison, Inc.	2,278	134,311
DTE Energy Co.	1,309	69,652
Integrys Energy Group, Inc.	613	31,821
MDU Resources Group, Inc.	1,390	29,718
NiSource, Inc.	2,197	49,938
NSTAR	798	35,854
OGE Energy Corp.	744	39,328
SCANA Corp.	881	39,495
Sempra Energy	1,843	104,867
TECO Energy, Inc.	1,687	30,450
Vectren Corp.	654	18,698
Wisconsin Energy Corp.	1,814	61,676
Xcel Energy, Inc.	3,691	98,181
		942,160
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc.	1,343	$ 45,299
Aqua America, Inc.	1,078	23,781
		69,080
TOTAL UTILITIES		2,120,349
TOTAL COMMON STOCKS (Cost $28,955,239)		30,668,467
Investment Companies - 0.3%

Ares Capital Corp.	1,654	26,216
iShares Russell Midcap Index ETF	500	52,190
TOTAL INVESTMENT COMPANIES (Cost $76,071)		78,406
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 3/8/12 to 5/3/12 (c) (Cost $69,994)	$ 70,000	69,992
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $633,140)	633,140	633,140
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $29,734,444)		31,450,005
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(441,693)
NET ASSETS - 100%		$ 31,008,312
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P Midcap 400 Index Contracts	March 2012	$ 186,980	$ 10,092

The face value of futures purchased as a percentage of net assets is 0.6%
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $69,992.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 278
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,821,797	$ 4,821,797	$ -	$ -
Consumer Staples	1,905,281	1,905,281	-	-
Energy	2,432,301	2,432,301	-	-
Financials	5,849,673	5,849,673	-	-
Health Care	2,945,559	2,945,559	-	-
Industrials	4,003,803	4,003,803	-	-
Information Technology	4,115,975	4,115,975	-	-
Materials	2,119,772	2,119,772	-	-
Telecommunication Services	353,957	353,957	-	-
Utilities	2,120,349	2,120,349	-	-
Investment Companies	78,406	78,406	-	-
U.S. Government and Government Agency Obligations	69,992	-	69,992	-
Money Market Funds	633,140	633,140	-	-
Total Investments in Securities:	$ 31,450,005	$ 31,380,013	$ 69,992	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 10,092	$ 10,092	$ -	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $29,734,566. Net unrealized appreciation aggregated $1,715,439, of which $2,200,549 related to appreciated investment securities and $485,110 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Small Cap Index Fund

January 31, 2012

1.883103.100

SSP-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	1,306	$ 15,750
Amerigon, Inc. (a)	396	6,079
Cooper Tire & Rubber Co.	1,138	17,138
Dana Holding Corp. (a)	2,800	41,580
Dorman Products, Inc. (a)	221	9,594
Drew Industries, Inc. (a)	323	8,388
Exide Technologies (a)	1,355	4,472
Fuel Systems Solutions, Inc. (a)	294	6,136
Modine Manufacturing Co. (a)	912	9,977
Motorcar Parts of America, Inc. (a)	135	867
Shiloh Industries, Inc.	50	411
Spartan Motors, Inc.	604	3,666
Standard Motor Products, Inc.	358	7,407
Stoneridge, Inc. (a)	471	4,413
Superior Industries International, Inc.	515	9,358
Tenneco, Inc. (a)	1,182	37,942
Tower International, Inc. (a)	98	1,119
		184,297
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	578	5,283
Distributors - 0.2%
Core-Mark Holding Co., Inc.	208	8,447
Pool Corp.	881	29,980
VOXX International Corp. (a)	337	4,287
Weyco Group, Inc.	129	3,259
		45,973
Diversified Consumer Services - 1.2%
American Public Education, Inc. (a)	324	13,025
Archipelago Learning, Inc. (a)	247	2,566
Ascent Capital Group, Inc. (a)	265	12,558
Bridgepoint Education, Inc. (a)	308	7,574
Cambium Learning Group, Inc. (a)	153	493
Capella Education Co. (a)	283	11,979
Coinstar, Inc. (a)	578	28,744
Corinthian Colleges, Inc. (a)	1,398	4,208
Grand Canyon Education, Inc. (a)	491	8,239
Hillenbrand, Inc.	1,168	27,390
K12, Inc. (a)	488	10,926
Lincoln Educational Services Corp.	410	3,579
Mac-Gray Corp.	171	2,384
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Matthews International Corp. Class A	538	$ 17,732
National American University Holdings, Inc.	82	620
Regis Corp.	1,057	18,117
School Specialty, Inc. (a)	181	583
Sotheby's Class A (Ltd. vtg.)	1,284	43,053
Steiner Leisure Ltd. (a)	277	13,678
Stewart Enterprises, Inc. Class A	1,620	9,963
Strayer Education, Inc.	227	24,698
Universal Technical Institute, Inc. (a)	366	5,106
		267,215
Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc. (a)	521	8,779
Ambassadors Group, Inc.	495	2,232
Ameristar Casinos, Inc.	643	12,577
Benihana, Inc.	225	2,459
Biglari Holdings, Inc. (a)	24	9,503
BJ's Restaurants, Inc. (a)	429	21,463
Bob Evans Farms, Inc.	567	20,032
Boyd Gaming Corp. (a)	1,104	9,682
Bravo Brio Restaurant Group, Inc. (a)	330	6,353
Buffalo Wild Wings, Inc. (a)	334	22,231
Caribou Coffee Co., Inc. (a)	268	4,545
Carrols Restaurant Group, Inc. (a)	228	2,579
CEC Entertainment, Inc.	396	13,927
Churchill Downs, Inc.	228	12,757
Cracker Barrel Old Country Store, Inc.	415	21,775
Denny's Corp. (a)	1,711	7,340
DineEquity, Inc. (a)	288	13,686
Domino's Pizza, Inc. (a)	1,080	35,262
Einstein Noah Restaurant Group, Inc.	90	1,340
Gaylord Entertainment Co. (a)	656	18,401
International Speedway Corp. Class A	522	13,462
Interval Leisure Group, Inc. (a)	797	10,839
Isle of Capri Casinos, Inc. (a)	454	2,306
Jack in the Box, Inc. (a)	785	16,642
Jamba, Inc. (a)	1,412	2,203
Krispy Kreme Doughnuts, Inc. (a)	1,195	8,759
Life Time Fitness, Inc. (a)	770	37,838
Luby's, Inc. (a)	303	1,582
Marcus Corp.	393	4,759
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Monarch Casino & Resort, Inc. (a)	222	$ 2,364
Morgans Hotel Group Co. (a)	595	3,356
Multimedia Games Holdng Co., Inc. (a)	483	3,647
O'Charleys, Inc. (a)	397	2,577
Orient Express Hotels Ltd. Class A (a)	1,741	14,729
P.F. Chang's China Bistro, Inc.	390	12,698
Papa John's International, Inc. (a)	387	14,992
Peet's Coffee & Tea, Inc. (a)	264	16,056
Pinnacle Entertainment, Inc. (a)	1,240	12,028
Red Lion Hotels Corp. (a)	279	2,042
Red Robin Gourmet Burgers, Inc. (a)	225	6,910
Ruby Tuesday, Inc. (a)	1,239	9,305
Ruth's Hospitality Group, Inc. (a)	599	3,708
Scientific Games Corp. Class A (a)	1,128	12,622
Shuffle Master, Inc. (a)	1,045	13,376
Six Flags Entertainment Corp.	784	34,363
Sonic Corp. (a)	1,245	8,528
Speedway Motorsports, Inc.	216	3,462
Texas Roadhouse, Inc. Class A	1,185	17,965
The Cheesecake Factory, Inc. (a)	1,134	33,544
Town Sports International Holdings, Inc. (a)	425	3,770
Vail Resorts, Inc.	662	28,870
		606,225
Household Durables - 0.8%
American Greetings Corp. Class A	686	9,858
Beazer Homes USA, Inc. (a)	1,309	3,992
Blyth, Inc.	97	6,106
Cavco Industries, Inc. (a)	149	6,782
CSS Industries, Inc.	144	3,084
Ethan Allen Interiors, Inc.	437	10,313
Furniture Brands International, Inc. (a)	1,174	1,984
Helen of Troy Ltd. (a)	548	17,629
Hovnanian Enterprises, Inc. Class A (a)	1,036	2,507
iRobot Corp. (a)	432	14,273
KB Home	1,588	14,324
La-Z-Boy, Inc. (a)	1,004	13,233
Libbey, Inc. (a)	397	5,979
Lifetime Brands, Inc.	169	2,003
M.D.C. Holdings, Inc.	695	13,775
M/I Homes, Inc. (a)	323	3,666
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Meritage Homes Corp. (a)	576	$ 13,939
Ryland Group, Inc.	823	14,979
Sealy Corp., Inc. (a)	682	989
Skullcandy, Inc. (a)	155	2,085
Skyline Corp.	64	397
Standard Pacific Corp. (a)	2,024	7,367
Universal Electronics, Inc. (a)	249	4,607
Zagg, Inc. (a)	419	4,182
		178,053
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	402	1,158
Blue Nile, Inc. (a)	257	10,370
Geeknet, Inc. (a)	65	1,130
HSN, Inc.	735	26,232
NutriSystem, Inc.	474	5,641
Orbitz Worldwide, Inc. (a)	332	1,215
Overstock.com, Inc. (a)	256	1,731
PetMed Express, Inc.	366	4,564
Shutterfly, Inc. (a)	548	12,999
U.S. Auto Parts Network, Inc. (a)	291	1,449
ValueVision Media, Inc. Class A (a)	455	719
		67,208
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	247	7,370
Black Diamond, Inc. (a)	317	2,542
Brunswick Corp.	1,639	34,976
Callaway Golf Co.	1,201	8,047
JAKKS Pacific, Inc.	557	8,511
Johnson Outdoors, Inc. Class A (a)	143	2,432
Leapfrog Enterprises, Inc. Class A (a)	741	4,290
Marine Products Corp.	305	1,821
Smith & Wesson Holding Corp. (a)	1,254	6,446
Steinway Musical Instruments, Inc. (a)	98	2,445
Sturm, Ruger & Co., Inc.	335	13,283
Summer Infant, Inc. (a)	266	1,426
		93,589
Media - 1.3%
A.H. Belo Corp. Class A	216	1,283
Arbitron, Inc.	477	17,034
Belo Corp. Series A	1,753	13,025
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Central European Media Enterprises Ltd. Class A (a)	656	$ 4,585
Cinemark Holdings, Inc.	1,700	33,524
Crown Media Holdings, Inc. Class A (a)	1,153	1,372
Cumulus Media, Inc. Class A (a)	728	2,563
DialGlobal, Inc. (a)	47	155
Digital Domain Media Group, Inc.	243	1,441
Digital Generation, Inc. (a)	477	6,630
E.W. Scripps Co. Class A (a)	543	4,599
Entercom Communications Corp. Class A (a)	441	3,405
Entravision Communication Corp. Class A	749	1,341
Fisher Communications, Inc. (a)	147	4,423
Global Sources Ltd. (a)	247	1,502
Gray Television, Inc. (a)	747	1,531
Harte-Hanks, Inc.	760	7,334
Journal Communications, Inc. Class A (a)	784	4,030
Knology, Inc. (a)	654	9,856
LIN TV Corp. Class A (a)	790	3,184
Lions Gate Entertainment Corp. (a)	917	9,243
Live Nation Entertainment, Inc. (a)	2,598	26,707
Martha Stewart Living Omnimedia, Inc. Class A	573	2,521
MDC Partners, Inc. Class A (sub. vtg.)	489	6,396
Meredith Corp.	668	21,035
National CineMedia, Inc.	1,020	13,892
Nexstar Broadcasting Group, Inc. Class A (a)	218	1,846
Outdoor Channel Holdings, Inc.	220	1,551
ReachLocal, Inc. (a)	243	1,915
Rentrak Corp. (a)	183	3,131
Saga Communications, Inc. Class A (a)	84	3,465
Scholastic Corp.	491	14,489
Sinclair Broadcast Group, Inc. Class A	958	11,764
The McClatchy Co. Class A (a)	866	2,035
The New York Times Co. Class A (a)	2,454	18,282
Valassis Communications, Inc. (a)	873	19,861
Value Line, Inc.	12	135
World Wrestling Entertainment, Inc. Class A	570	5,409
		286,494
Multiline Retail - 0.2%
Fred's, Inc. Class A	699	10,310
Gordmans Stores, Inc. (a)	79	1,148
Saks, Inc. (a)	2,041	20,369
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
The Bon-Ton Stores, Inc.	427	$ 1,734
Tuesday Morning Corp. (a)	833	2,832
		36,393
Specialty Retail - 3.4%
Aeropostale, Inc. (a)	1,546	25,308
America's Car Mart, Inc. (a)	156	5,919
ANN, Inc. (a)	967	23,459
Asbury Automotive Group, Inc. (a)	549	12,578
Ascena Retail Group, Inc. (a)	1,223	43,258
Barnes & Noble, Inc. (a)	509	6,144
bebe Stores, Inc.	812	7,113
Big 5 Sporting Goods Corp.	401	3,184
Body Central Corp. (a)	240	6,451
Brown Shoe Co., Inc.	704	6,653
Build-A-Bear Workshop, Inc. (a)	246	2,010
Cabela's, Inc. Class A (a)	807	21,047
Casual Male Retail Group, Inc. (a)	1,004	3,173
Charming Shoppes, Inc. (a)	2,292	11,368
Christopher & Banks Corp.	404	836
Citi Trends, Inc. (a)	217	1,957
Coldwater Creek, Inc. (a)	1,176	1,035
Collective Brands, Inc. (a)	1,197	19,942
Conn's, Inc. (a)	230	2,668
Cost Plus, Inc. (a)	340	4,607
Destination Maternity Corp.	199	3,321
Express, Inc. (a)	1,059	22,917
Finish Line, Inc. Class A	947	20,029
Francescas Holdings Corp. (a)	184	4,079
Genesco, Inc. (a)	434	26,504
GNC Holdings, Inc.	424	11,664
Group 1 Automotive, Inc.	422	22,509
Haverty Furniture Companies, Inc.	336	4,193
hhgregg, Inc. (a)	301	3,064
Hibbett Sports, Inc. (a)	517	24,780
Hot Topic, Inc.	789	5,775
Jos. A. Bank Clothiers, Inc. (a)	527	25,164
Kirkland's, Inc. (a)	296	4,431
Lithia Motors, Inc. Class A (sub. vtg.)	415	9,217
Lumber Liquidators Holdings, Inc. (a)	455	9,719
MarineMax, Inc. (a)	457	3,757
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Mattress Firm Holding Corp.	112	$ 3,699
Monro Muffler Brake, Inc.	607	25,458
New York & Co., Inc. (a)	434	1,211
Office Depot, Inc. (a)	5,402	14,747
OfficeMax, Inc. (a)	1,581	8,743
Pacific Sunwear of California, Inc. (a)	742	1,336
Penske Automotive Group, Inc.	900	20,142
Pier 1 Imports, Inc. (a)	1,820	28,301
Rent-A-Center, Inc.	1,144	38,690
rue21, Inc. (a)	283	6,851
Select Comfort Corp. (a)	1,066	26,735
Shoe Carnival, Inc. (a)	180	4,552
Sonic Automotive, Inc. Class A (sub. vtg.)	724	11,287
Stage Stores, Inc.	527	8,105
Stein Mart, Inc. (a)	669	4,850
Systemax, Inc. (a)	198	3,487
Talbots, Inc. (a)	1,273	4,125
Teavana Holdings, Inc. (a)	172	3,265
The Buckle, Inc.	504	21,990
The Cato Corp. Class A (sub. vtg.)	550	14,746
The Children's Place Retail Stores, Inc. (a)	490	24,446
The Men's Wearhouse, Inc.	979	33,766
The Pep Boys - Manny, Moe & Jack	915	13,725
Vitamin Shoppe, Inc. (a)	479	20,472
West Marine, Inc. (a)	364	4,412
Wet Seal, Inc. Class A (a)	1,552	5,432
Winmark Corp.	42	2,884
Zale Corp. (a)	763	2,175
Zumiez, Inc. (a)	413	11,795
		781,260
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc. (a)	895	37,518
Cherokee, Inc.	229	2,466
Columbia Sportswear Co.	226	10,362
Crocs, Inc. (a)	1,720	32,714
Delta Apparel, Inc. (a)	164	2,509
G-III Apparel Group Ltd. (a)	339	7,739
Iconix Brand Group, Inc. (a)	1,447	26,639
K-Swiss, Inc. Class A (a)	594	2,008
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	107	1,315
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Liz Claiborne, Inc. (a)	1,833	$ 17,047
Maidenform Brands, Inc. (a)	493	9,860
Movado Group, Inc.	370	6,812
Oxford Industries, Inc.	251	12,783
Perry Ellis International, Inc. (a)	228	3,543
Quiksilver, Inc. (a)	2,561	11,422
R.G. Barry Corp.	136	1,665
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	622	7,564
Steven Madden Ltd. (a)	746	30,690
The Jones Group, Inc.	1,496	13,658
True Religion Apparel, Inc. (a)	454	16,453
Unifi, Inc. (a)	367	3,571
Vera Bradley, Inc. (a)	369	13,218
Warnaco Group, Inc. (a)	758	44,154
Wolverine World Wide, Inc.	902	35,259
		350,969
TOTAL CONSUMER DISCRETIONARY		2,902,959
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	161	16,108
Central European Distribution Corp. (a)	1,211	4,965
Coca-Cola Bottling Co. CONSOLIDATED	71	4,327
Craft Brew Alliance, Inc. (a)	162	1,014
MGP Ingredients, Inc.	191	1,138
National Beverage Corp.	204	3,413
Primo Water Corp. (a)	136	398
		31,363
Food & Staples Retailing - 1.1%
Andersons, Inc.	381	15,450
Arden Group, Inc. Class A	16	1,440
Casey's General Stores, Inc.	716	36,473
Chefs' Warehouse Holdings (a)	216	4,564
Fresh Market, Inc. (a)	523	22,520
Ingles Markets, Inc. Class A	315	5,490
Nash-Finch Co.	275	8,033
PriceSmart, Inc.	316	21,061
Rite Aid Corp. (a)	10,624	14,767
Ruddick Corp.	920	37,113
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Spartan Stores, Inc.	497	$ 9,314
Susser Holdings Corp. (a)	136	3,244
The Pantry, Inc. (a)	440	5,298
United Natural Foods, Inc. (a)	905	39,865
Village Super Market, Inc. Class A	108	3,429
Weis Markets, Inc.	186	7,862
Winn-Dixie Stores, Inc. (a)	1,104	10,433
		246,356
Food Products - 1.3%
Alico, Inc.	74	1,712
B&G Foods, Inc. Class A	893	20,235
Cal-Maine Foods, Inc.	262	9,946
Calavo Growers, Inc.	272	7,398
Chiquita Brands International, Inc. (a)	855	7,515
Darling International, Inc. (a)	2,128	32,516
Diamond Foods, Inc.	411	14,936
Dole Food Co., Inc. (a)	624	5,990
Farmer Brothers Co.	222	2,216
Fresh Del Monte Produce, Inc.	710	17,381
Griffin Land & Nurseries, Inc.	40	1,068
Hain Celestial Group, Inc. (a)	663	25,585
Imperial Sugar Co.	178	607
J&J Snack Foods Corp.	274	13,982
Lancaster Colony Corp.	346	24,044
Lifeway Foods, Inc. (a)	43	401
Limoneira Co.	114	2,050
Omega Protein Corp. (a)	357	3,074
Pilgrims Pride Corp. (a)	1,183	6,365
Pilgrims Pride Corp. rights 2/17/12 (a)	907	165
Sanderson Farms, Inc.	444	22,617
Seneca Foods Corp. Class A (a)	162	4,687
Smart Balance, Inc. (a)	1,027	5,443
Snyders-Lance, Inc.	950	21,841
Tootsie Roll Industries, Inc.	441	10,690
TreeHouse Foods, Inc. (a)	667	37,712
		300,176
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	915	8,656
Harbinger Group, Inc. (a)	84	403
Oil-Dri Corp. of America	77	1,616
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Spectrum Brands Holdings, Inc. (a)	312	$ 9,032
WD-40 Co.	293	12,816
		32,523
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	425	15,287
Inter Parfums, Inc.	318	5,311
MediFast, Inc. (a)	244	4,021
Nature's Sunshine Products, Inc. (a)	198	2,950
Nu Skin Enterprises, Inc. Class A	1,014	50,649
Nutraceutical International Corp. (a)	179	2,300
Prestige Brands Holdings, Inc. (a)	915	11,749
Revlon, Inc. (a)	211	3,325
Schiff Nutrition International, Inc. (a)	268	2,860
Synutra International, Inc. (a)	423	2,356
The Female Health Co.	327	1,684
USANA Health Sciences, Inc. (a)	118	4,104
		106,596
Tobacco - 0.2%
Alliance One International, Inc. (a)	1,549	4,508
Star Scientific, Inc. (a)	2,168	6,547
Universal Corp.	423	18,984
Vector Group Ltd.	984	17,131
		47,170
TOTAL CONSUMER STAPLES		764,184
ENERGY - 6.5%
Energy Equipment & Services - 2.0%
Basic Energy Services, Inc. (a)	463	8,339
Bristow Group, Inc.	693	33,999
C&J Energy Services, Inc.	219	3,646
Cal Dive International, Inc. (a)	1,693	5,096
Complete Production Services, Inc. (a)	1,425	48,023
Dawson Geophysical Co. (a)	142	5,054
Dril-Quip, Inc. (a)	643	42,419
Exterran Holdings, Inc. (a)	1,256	11,656
Geokinetics, Inc. (a)	99	233
Global Geophysical Services, Inc. (a)	489	4,406
Gulf Island Fabrication, Inc.	314	9,530
Gulfmark Offshore, Inc. Class A (a)	422	19,294
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Heckmann Corp. (a)	1,889	$ 9,653
Helix Energy Solutions Group, Inc. (a)	1,973	32,456
Hercules Offshore, Inc. (a)	2,173	9,757
Hornbeck Offshore Services, Inc. (a)	552	18,045
ION Geophysical Corp. (a)	2,571	19,103
Key Energy Services, Inc. (a)	2,298	33,275
Lufkin Industries, Inc.	592	44,530
Matrix Service Co. (a)	577	6,716
Mitcham Industries, Inc. (a)	208	4,568
Natural Gas Services Group, Inc. (a)	270	3,723
Newpark Resources, Inc. (a)	1,650	13,431
OYO Geospace Corp. (a)	91	8,009
Parker Drilling Co. (a)	2,298	14,937
PHI, Inc. (non-vtg.) (a)	253	6,669
Pioneer Drilling Co. (a)	1,110	9,901
RigNet, Inc. (a)	116	2,025
Tesco Corp. (a)	509	7,065
TETRA Technologies, Inc. (a)	1,407	13,141
Union Drilling, Inc. (a)	231	1,485
Vantage Drilling Co. (a)	3,186	3,951
Willbros Group, Inc. (a)	804	3,425
		457,560
Oil, Gas & Consumable Fuels - 4.5%
Abraxas Petroleum Corp. (a)	1,749	6,559
Alon USA Energy, Inc.	350	3,381
Amyris, Inc. (a)	325	2,915
APCO Oil and Gas International, Inc.	166	12,822
Approach Resources, Inc. (a)	502	17,635
ATP Oil & Gas Corp. (a)	877	6,174
Berry Petroleum Co. Class A	983	44,245
Bill Barrett Corp. (a)	860	23,753
BPZ Energy, Inc. (a)	2,111	6,882
Callon Petroleum Co. (a)	673	4,038
CAMAC Energy, Inc. (a)	545	503
Carrizo Oil & Gas, Inc. (a)	787	19,116
Cheniere Energy, Inc. (a)	2,413	30,862
Clayton Williams Energy, Inc. (a)	111	9,034
Clean Energy Fuels Corp. (a)	929	13,898
Cloud Peak Energy, Inc. (a)	1,094	20,731
Comstock Resources, Inc. (a)	928	11,173
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Contango Oil & Gas Co. (a)	224	$ 13,951
Crimson Exploration, Inc. (a)	352	1,038
Crosstex Energy, Inc.	801	10,061
CVR Energy, Inc. (a)	1,682	41,949
Delek US Holdings, Inc.	273	3,437
DHT Holdings, Inc.	696	738
Endeavour International Corp. (a)	724	7,660
Energy Partners Ltd. (a)	499	7,974
Energy XXI (Bermuda) Ltd. (a)	1,443	47,374
Evolution Petroleum Corp. (a)	271	2,428
Frontline Ltd. (NY Shares)	903	4,542
FX Energy, Inc. (a)	1,046	5,774
Gastar Exploration Ltd. (a)	1,070	3,210
Georesources, Inc. (a)	364	11,142
Gevo, Inc. (a)	210	1,823
GMX Resources, Inc. (a)	1,265	1,113
Golar LNG Ltd. (NASDAQ)	751	30,791
Goodrich Petroleum Corp. (a)	494	8,526
Green Plains Renewable Energy, Inc. (a)	371	4,211
Gulfport Energy Corp. (a)	832	27,348
Hallador Energy Co.	42	421
Harvest Natural Resources, Inc. (a)	583	4,011
Houston American Energy Corp. (a)	298	3,680
Hyperdynamics Corp. (a)	2,876	7,535
Isramco, Inc. (a)	15	1,200
James River Coal Co. (a)	629	3,956
KiOR, Inc. Class A	249	3,070
Knightsbridge Tankers Ltd.	468	7,057
Kodiak Oil & Gas Corp. (a)	4,907	44,506
L&L Energy, Inc. (a)	547	1,575
Magnum Hunter Resources Corp.	2,021	11,904
McMoRan Exploration Co. (a)	1,814	21,278
Miller Energy Resources, Inc. (a)	508	2,052
Nordic American Tanker Shipping Ltd.	972	13,472
Northern Oil & Gas, Inc. (a)	1,185	29,625
Oasis Petroleum, Inc. (a)	1,163	39,240
Overseas Shipholding Group, Inc.	577	7,334
Panhandle Royalty Co. Class A	118	3,391
Patriot Coal Corp. (a)	1,788	13,589
Penn Virginia Corp.	729	3,375
Petroleum Development Corp. (a)	453	14,102
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroquest Energy, Inc. (a)	1,001	$ 6,426
Rentech, Inc. (a)	4,665	8,210
Resolute Energy Corp. (a)	990	11,138
Rex American Resources Corp. (a)	115	2,956
Rex Energy Corp. (a)	678	6,414
Rosetta Resources, Inc. (a)	972	46,646
Scorpio Tankers, Inc. (a)	491	2,833
SemGroup Corp. Class A (a)	774	20,488
Ship Finance International Ltd. (NY Shares)	820	9,209
Solazyme, Inc.	191	2,219
Stone Energy Corp. (a)	906	25,413
Swift Energy Co. (a)	839	27,813
Syntroleum Corp. (a)	1,194	1,218
Targa Resources Corp.	286	11,852
Teekay Tankers Ltd.	762	3,421
Triangle Petroleum Corp. (a)	740	5,062
Ur-Energy, Inc. (a)	2,026	2,808
Uranerz Energy Corp. (a)	1,118	3,376
Uranium Energy Corp. (a)	1,441	5,188
Uranium Resources, Inc. (a)	1,493	1,196
USEC, Inc. (a)	2,070	3,954
Vaalco Energy, Inc. (a)	945	5,878
Venoco, Inc. (a)	640	6,790
Voyager Oil & Gas, Inc. (a)	840	2,218
W&T Offshore, Inc.	671	14,500
Warren Resources, Inc. (a)	1,237	4,404
Western Refining, Inc.	984	16,266
Westmoreland Coal Co. (a)	154	1,863
World Fuel Services Corp.	1,318	59,811
Zion Oil & Gas, Inc. (a)	427	995
		1,025,749
TOTAL ENERGY		1,483,309
FINANCIALS - 21.4%
Capital Markets - 1.8%
Apollo Investment Corp.	3,873	29,861
Arlington Asset Investment Corp.	133	2,979
Artio Global Investors, Inc. Class A	604	2,712
BGC Partners, Inc. Class A	1,383	8,658
BlackRock Kelso Capital Corp.	1,422	12,898
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Calamos Asset Management, Inc. Class A	322	$ 4,022
Capital Southwest Corp.	58	5,147
CIFI Corp. (a)	256	1,439
Cohen & Steers, Inc.	321	10,840
Cowen Group, Inc. Class A (a)	1,214	3,278
Diamond Hill Investment Group, Inc.	47	3,591
Duff & Phelps Corp. Class A	581	8,907
Edelman Financial Group, Inc.	277	1,978
Epoch Holding Corp.	259	6,167
Evercore Partners, Inc. Class A	396	11,163
FBR Capital Markets Corp. (a)	981	2,148
Fifth Street Finance Corp.	1,499	14,600
Financial Engines, Inc. (a)	759	18,178
FXCM, Inc. Class A	321	3,377
GAMCO Investors, Inc. Class A	116	5,394
GFI Group, Inc.	1,257	5,820
Gladstone Capital Corp.	275	2,461
Gladstone Investment Corp.	422	3,431
Gleacher & Co., Inc. (a)	1,437	2,400
Harris & Harris Group, Inc. (a)	769	3,399
Hercules Technology Growth Capital, Inc.	767	7,310
HFF, Inc. (a)	568	8,014
ICG Group, Inc. (a)	615	5,517
INTL FCStone, Inc. (a)	239	6,138
Investment Technology Group, Inc. (a)	713	8,085
JMP Group, Inc.	277	2,044
KBW, Inc.	699	12,114
Knight Capital Group, Inc. Class A (a)	1,995	25,915
Kohlberg Capital Corp.	373	2,607
Ladenburg Thalmann Financial Services, Inc. (a)	1,882	4,216
Main Street Capital Corp.	422	9,339
Manning & Napier, Inc.	221	2,928
MCG Capital Corp.	1,290	6,037
Medallion Financial Corp.	282	3,127
Medley Capital Corp.	204	2,271
MVC Capital, Inc.	428	5,367
NGP Capital Resources Co.	284	2,210
Oppenheimer Holdings, Inc. Class A (non-vtg.)	192	3,348
PennantPark Investment Corp.	853	8,794
Piper Jaffray Companies (a)	359	7,988
Prospect Capital Corp.	2,035	21,001
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Pzena Investment Management, Inc.	81	$ 373
Safeguard Scientifics, Inc. (a)	378	6,010
Stifel Financial Corp. (a)	1,050	37,863
SWS Group, Inc.	507	3,726
THL Credit, Inc.	185	2,412
TICC Capital Corp.	693	6,480
Triangle Capital Corp.	375	7,305
Virtus Investment Partners, Inc. (a)	115	9,128
Walter Investment Management Corp.	560	10,483
Westwood Holdings Group, Inc.	113	4,509
		417,507
Commercial Banks - 6.1%
1st Source Corp.	261	6,535
1st United Bancorp, Inc. (a)	488	2,811
Alliance Financial Corp.	80	2,491
Ameris Bancorp (a)	402	4,309
Ames National Corp.	220	4,358
Arrow Financial Corp.	199	5,224
BancFirst Corp.	130	5,221
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	462	8,552
Bancorp, Inc., Delaware (a)	583	4,676
BancorpSouth, Inc.	1,691	18,990
Bank of Kentucky Financial Corp.	113	2,674
Bank of Marin Bancorp	93	3,604
Bank of the Ozarks, Inc.	550	15,395
Banner Bank	283	5,558
BBCN Bancorp, Inc. (a)	1,338	13,541
Boston Private Financial Holdings, Inc.	1,502	12,376
Bridge Bancorp, Inc.	97	1,869
Bridge Capital Holdings (a)	105	1,136
Bryn Mawr Bank Corp.	259	5,208
Camden National Corp.	149	5,126
Capital Bank Corp. (a)	130	309
Capital City Bank Group, Inc.	195	1,706
Cardinal Financial Corp.	544	6,098
Cascade Bancorp (a)	56	297
Cathay General Bancorp	1,567	24,665
Center Bancorp, Inc.	209	1,996
Centerstate Banks of Florida, Inc.	527	3,715
Central Pacific Financial Corp. (a)	289	3,939
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Century Bancorp, Inc. Class A (non-vtg.)	40	$ 1,135
Chemical Financial Corp.	538	12,175
Citizens & Northern Corp.	241	5,063
City Holding Co.	302	10,733
CNB Financial Corp., Pennsylvania	293	4,837
CoBiz, Inc.	576	3,444
Columbia Banking Systems, Inc.	753	15,813
Community Bank System, Inc.	708	19,371
Community Trust Bancorp, Inc.	265	8,165
CVB Financial Corp.	1,735	18,270
Eagle Bancorp, Inc., Maryland (a)	329	5,524
Encore Bancshares, Inc. (a)	154	2,065
Enterprise Bancorp, Inc.	88	1,427
Enterprise Financial Services Corp.	262	3,246
Financial Institutions, Inc.	244	4,170
First Bancorp, North Carolina	279	3,248
First Busey Corp.	1,362	6,824
First Commonwealth Financial Corp.	1,818	10,072
First Community Bancshares, Inc.	281	3,586
First Connecticut Bancorp, Inc.	349	4,628
First Financial Bancorp, Ohio	1,036	18,006
First Financial Bankshares, Inc.	604	20,584
First Financial Corp., Indiana	250	8,755
First Interstate Bancsystem, Inc.	263	3,619
First Merchants Corp.	447	4,403
First Midwest Bancorp, Inc., Delaware	1,387	15,091
First of Long Island Corp.	131	3,483
FirstMerit Corp.	1,995	31,302
FNB Corp., Pennsylvania	2,679	31,398
German American Bancorp, Inc.	214	4,306
Glacier Bancorp, Inc.	1,318	18,412
Great Southern Bancorp, Inc.	179	4,350
Hampton Roads Bankshares, Inc. (a)	91	270
Hancock Holding Co.	1,442	47,874
Hanmi Financial Corp. (a)	556	4,581
Heartland Financial USA, Inc.	228	3,762
Heritage Commerce Corp. (a)	333	1,652
Heritage Financial Corp., Washington	262	3,676
Home Bancshares, Inc.	418	10,893
Hudson Valley Holding Corp.	266	5,839
IBERIABANK Corp.	583	30,479
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Independent Bank Corp., Massachusetts	370	$ 10,264
International Bancshares Corp.	939	18,048
Investors Bancorp, Inc. (a)	849	12,531
Lakeland Bancorp, Inc.	376	3,749
Lakeland Financial Corp.	299	7,577
MainSource Financial Group, Inc.	399	3,747
MB Financial, Inc.	1,025	18,604
Merchants Bancshares, Inc.	80	2,276
Metro Bancorp, Inc. (a)	154	1,685
Midsouth Bancorp, Inc.	146	1,905
National Bankshares, Inc.	165	4,714
National Penn Bancshares, Inc.	2,206	19,170
NBT Bancorp, Inc.	623	14,018
Old National Bancorp, Indiana	1,898	22,339
OmniAmerican Bancorp, Inc. (a)	304	5,001
Oriental Financial Group, Inc.	895	10,239
Orrstown Financial Services, Inc.	82	621
Pacific Capital Bancorp NA (a)	77	2,148
Pacific Continental Corp.	497	4,403
PacWest Bancorp	525	11,167
Park National Corp.	236	16,338
Park Sterling Corp. (a)	661	2,895
Penns Woods Bancorp, Inc.	106	4,197
Peoples Bancorp, Inc.	193	3,022
Pinnacle Financial Partners, Inc. (a)	585	9,851
PrivateBancorp, Inc.	1,066	15,073
Prosperity Bancshares, Inc.	879	36,487
Renasant Corp.	432	6,817
Republic Bancorp, Inc., Kentucky Class A	195	4,955
S&T Bancorp, Inc.	524	11,376
S.Y. Bancorp, Inc.	270	5,921
Sandy Spring Bancorp, Inc.	458	8,363
SCBT Financial Corp.	253	7,825
Seacoast Banking Corp., Florida (a)	1,395	2,302
Sierra Bancorp	232	2,118
Signature Bank, New York (a)	892	51,870
Simmons First National Corp. Class A	292	8,045
Southside Bancshares, Inc.	295	6,313
Southwest Bancorp, Inc., Oklahoma (a)	533	4,451
State Bank Financial Corp. (a)	633	10,122
StellarOne Corp.	541	6,643
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sterling Bancorp, New York	675	$ 6,446
Sterling Financial Corp., Washington (a)	540	9,914
Suffolk Bancorp	146	1,775
Sun Bancorp, Inc., New Jersey (a)	1,075	3,139
Susquehanna Bancshares, Inc.	2,884	26,360
SVB Financial Group (a)	799	46,374
Taylor Capital Group, Inc. (a)	199	2,462
Texas Capital Bancshares, Inc. (a)	713	22,616
The First Bancorp, Inc.	148	2,367
Tompkins Financial Corp.	141	5,702
Tower Bancorp, Inc.	183	5,635
TowneBank	395	5,214
Trico Bancshares	248	3,705
Trustmark Corp.	1,264	29,792
UMB Financial Corp.	593	22,878
Umpqua Holdings Corp.	2,272	27,650
Union/First Market Bankshares Corp.	444	6,101
United Bankshares, Inc., West Virginia	994	27,743
United Community Banks, Inc., Georgia (a)	696	5,283
Univest Corp. of Pennsylvania	262	3,883
Virginia Commerce Bancorp, Inc. (a)	411	3,641
Washington Banking Co., Oak Harbor	264	3,495
Washington Trust Bancorp, Inc.	265	6,543
Webster Financial Corp.	1,421	30,125
WesBanco, Inc.	391	7,804
West Bancorp., Inc.	281	2,731
West Coast Bancorp (a)	413	6,600
Westamerica Bancorp.	574	26,662
Western Alliance Bancorp. (a)	1,296	10,355
Wilshire Bancorp, Inc. (a)	1,091	3,819
Wintrust Financial Corp.	703	21,547
		1,376,461
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	1,040	8,185
Cash America International, Inc.	585	25,658
Credit Acceptance Corp. (a)	125	10,553
DFC Global Corp. (a)	800	15,760
EZCORP, Inc. (non-vtg.) Class A (a)	934	25,050
First Cash Financial Services, Inc. (a)	584	23,506
First Marblehead Corp. (a)	800	1,008
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Imperial Holdings, Inc. (a)	200	$ 474
Nelnet, Inc. Class A	475	11,709
Netspend Holdings, Inc. (a)	544	4,749
Nicholas Financial, Inc.	172	2,222
World Acceptance Corp. (a)	267	17,013
		145,887
Diversified Financial Services - 0.3%
California First National Bancorp	19	303
Compass Diversified Holdings	716	10,038
Gain Capital Holdings, Inc.	142	905
MarketAxess Holdings, Inc.	508	15,773
Marlin Business Services Corp.	167	2,390
NewStar Financial, Inc. (a)	605	5,881
PHH Corp. (a)	1,034	11,984
PICO Holdings, Inc. (a)	424	9,358
		56,632
Insurance - 2.6%
Alterra Capital Holdings Ltd.	1,695	40,968
American Equity Investment Life Holding Co.	1,029	11,864
American Safety Insurance Group Ltd. (a)	181	3,937
Amerisafe, Inc. (a)	314	7,718
Amtrust Financial Services, Inc.	446	11,565
Argo Group International Holdings, Ltd.	524	15,096
Baldwin & Lyons, Inc. Class B	207	4,542
Citizens, Inc. Class A (a)	668	6,887
CNO Financial Group, Inc. (a)	4,380	29,434
Crawford & Co. Class B	469	2,664
Delphi Financial Group, Inc. Class A	911	40,549
Donegal Group, Inc. Class A	144	2,197
eHealth, Inc. (a)	353	5,712
EMC Insurance Group	78	1,760
Employers Holdings, Inc.	654	11,746
Enstar Group Ltd. (a)	126	12,541
FBL Financial Group, Inc. Class A	245	8,511
First American Financial Corp.	2,073	30,722
Flagstone Reinsurance Holdings Ltd.	922	8,049
Fortegra Financial Corp. (a)	54	366
Global Indemnity PLC (a)	209	4,199
Greenlight Capital Re, Ltd. (a)	517	13,271
Hallmark Financial Services, Inc. (a)	191	1,322
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Harleysville Group, Inc.	219	$ 12,378
Hilltop Holdings, Inc. (a)	687	5,929
Horace Mann Educators Corp.	682	10,666
Independence Holding Co.	279	2,653
Infinity Property & Casualty Corp.	228	13,288
Kansas City Life Insurance Co.	71	2,298
Maiden Holdings Ltd.	956	8,910
Meadowbrook Insurance Group, Inc.	922	9,192
Montpelier Re Holdings Ltd.	1,203	20,896
National Financial Partners Corp. (a)	741	11,411
National Interstate Corp.	129	3,368
National Western Life Insurance Co. Class A	34	4,912
Navigators Group, Inc. (a)	219	10,464
OneBeacon Insurance Group Ltd.	350	5,558
Phoenix Companies, Inc. (a)	2,101	4,328
Platinum Underwriters Holdings Ltd.	700	23,975
Presidential Life Corp.	448	4,995
Primerica, Inc.	646	15,827
ProAssurance Corp.	593	48,407
RLI Corp.	363	25,889
Safety Insurance Group, Inc.	251	10,519
SeaBright Insurance Holdings, Inc.	543	4,355
Selective Insurance Group, Inc.	1,017	18,286
State Auto Financial Corp.	279	3,493
Stewart Information Services Corp.	306	4,177
Symetra Financial Corp.	1,321	12,180
Tower Group, Inc.	757	16,344
United Fire & Casualty Co.	474	9,305
Universal Insurance Holdings, Inc.	378	1,516
		601,139
Real Estate Investment Trusts - 8.7%
Acadia Realty Trust (SBI)	867	18,224
AG Mortgage Investment Trust, Inc.	125	2,381
Agree Realty Corp.	229	5,716
Alexanders, Inc.	41	15,908
American Assets Trust, Inc.	567	12,553
American Campus Communities, Inc.	1,250	53,500
American Capital Mortgage Investment Corp.	117	2,291
Anworth Mortgage Asset Corp.	2,345	15,243
Apollo Commercial Real Estate Finance, Inc.	331	4,872
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Armour Residential REIT, Inc.	2,060	$ 14,853
Ashford Hospitality Trust, Inc.	1,001	9,019
Associated Estates Realty Corp.	784	13,101
BioMed Realty Trust, Inc.	2,867	53,240
Campus Crest Communities, Inc.	506	5,409
CapLease, Inc.	1,338	5,566
Capstead Mortgage Corp.	1,577	20,422
CBL & Associates Properties, Inc.	2,759	47,924
Cedar Shopping Centers, Inc.	974	4,860
Chatham Lodging Trust	245	3,031
Chesapeake Lodging Trust	684	11,649
Cogdell Spencer, Inc.	806	3,426
Colonial Properties Trust (SBI)	1,524	32,583
Colony Financial, Inc.	699	11,855
Coresite Realty Corp.	338	6,777
Cousins Properties, Inc.	1,574	11,600
Crexus Investment Corp.	1,032	11,424
CubeSmart	2,383	27,119
Cys Investments, Inc.	1,524	20,574
DCT Industrial Trust, Inc.	4,867	26,866
DiamondRock Hospitality Co.	3,283	34,603
DuPont Fabros Technology, Inc.	1,117	28,484
Dynex Capital, Inc.	728	6,741
EastGroup Properties, Inc.	502	23,845
Education Realty Trust, Inc.	1,732	18,532
Entertainment Properties Trust (SBI)	910	40,468
Equity Lifestyle Properties, Inc.	600	42,084
Equity One, Inc.	1,010	19,039
Excel Trust, Inc.	526	6,680
Extra Space Storage, Inc.	1,750	46,060
FelCor Lodging Trust, Inc. (a)	2,178	8,298
First Industrial Realty Trust, Inc. (a)	1,596	18,322
First Potomac Realty Trust	965	14,359
Franklin Street Properties Corp.	1,462	14,898
Getty Realty Corp.	440	7,374
Gladstone Commercial Corp.	229	4,149
Glimcher Realty Trust	2,160	20,801
Government Properties Income Trust	633	15,255
Hatteras Financial Corp.	1,363	37,837
Healthcare Realty Trust, Inc.	1,431	30,151
Hersha Hospitality Trust	2,669	14,493
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	1,346	$ 44,539
Home Properties, Inc.	891	53,086
Hudson Pacific Properties, Inc.	393	6,040
Inland Real Estate Corp.	1,611	13,774
Invesco Mortgage Capital, Inc.	2,098	32,897
Investors Real Estate Trust	1,483	11,004
iStar Financial, Inc. (a)	1,584	11,056
Kilroy Realty Corp.	1,135	47,250
Kite Realty Group Trust	941	4,705
LaSalle Hotel Properties (SBI)	1,654	44,741
Lexington Corporate Properties Trust	2,136	18,370
LTC Properties, Inc.	615	19,649
Medical Properties Trust, Inc.	2,054	22,019
MFA Financial, Inc.	6,531	47,938
Mid-America Apartment Communities, Inc.	713	45,575
Mission West Properties, Inc.	253	2,373
Monmouth Real Estate Investment Corp. Class A	653	6,079
MPG Office Trust, Inc. (a)	931	2,374
National Health Investors, Inc.	488	23,624
National Retail Properties, Inc.	1,923	51,940
Newcastle Investment Corp.	1,999	10,715
NorthStar Realty Finance Corp.	1,798	8,954
Omega Healthcare Investors, Inc.	1,981	41,284
One Liberty Properties, Inc.	274	4,754
Parkway Properties, Inc.	348	3,365
Pebblebrook Hotel Trust	954	21,160
Pennsylvania Real Estate Investment Trust (SBI)	1,081	13,275
Pennymac Mortgage Investment Trust	458	8,111
Post Properties, Inc.	932	41,651
Potlatch Corp.	764	23,317
PS Business Parks, Inc.	373	23,178
RAIT Financial Trust	829	4,667
Ramco-Gershenson Properties Trust (SBI)	671	7,763
Redwood Trust, Inc.	1,534	18,025
Resource Capital Corp.	1,314	7,687
Retail Opportunity Investments Corp.	853	10,117
RLJ Lodging Trust	544	9,705
Sabra Health Care REIT, Inc.	704	10,011
Saul Centers, Inc.	118	4,206
Sovran Self Storage, Inc.	514	23,911
Stag Industrial, Inc.	233	2,791
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Starwood Property Trust, Inc.	1,826	$ 35,972
Strategic Hotel & Resorts, Inc. (a)	3,336	20,717
Summit Hotel Properties, Inc.	472	4,413
Sun Communities, Inc.	505	20,256
Sunstone Hotel Investors, Inc. (a)	2,283	21,209
Tanger Factory Outlet Centers, Inc.	1,666	49,147
Terreno Realty Corp.	254	3,586
Two Harbors Investment Corp.	3,402	33,782
UMH Properties, Inc.	182	1,876
Universal Health Realty Income Trust (SBI)	240	9,598
Urstadt Biddle Properties, Inc. Class A	395	7,726
Washington (REIT) (SBI)	1,201	35,790
Whitestone REIT Class B	236	3,004
Winthrop Realty Trust	507	6,059
		1,985,274
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	208	2,032
Consolidated-Tomoka Land Co.	93	2,660
Forestar Group, Inc. (a)	670	10,666
Kennedy-Wilson Holdings, Inc.	458	6,151
Tejon Ranch Co. (a)	250	7,125
		28,634
Thrifts & Mortgage Finance - 1.2%
Apollo Residential Mortgage, Inc.	191	3,253
Astoria Financial Corp.	1,661	13,836
Bank Mutual Corp.	713	2,859
BankFinancial Corp.	294	1,629
Beneficial Mutual Bancorp, Inc. (a)	625	5,531
Berkshire Hills Bancorp, Inc.	382	8,641
BofI Holding, Inc. (a)	163	2,724
Brookline Bancorp, Inc., Delaware	1,326	12,292
Cape Bancorp, Inc. (a)	264	2,236
Charter Financial Corp., Georgia	200	1,956
Clifton Savings Bancorp, Inc.	127	1,300
Dime Community Bancshares, Inc.	635	8,750
Doral Financial Corp. (a)	2,429	3,158
ESB Financial Corp.	215	3,008
ESSA Bancorp, Inc.	161	1,621
Farmer Mac Class C (non-vtg.)	181	3,511
First Defiance Financial Corp.	181	2,802
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Financial Holdings, Inc.	374	$ 3,632
First PacTrust Bancorp, Inc.	185	2,242
Flagstar Bancorp, Inc. (a)	4,099	2,828
Flushing Financial Corp.	692	9,072
Fox Chase Bancorp, Inc.	277	3,501
Franklin Financial Corp./VA (a)	212	2,644
Home Federal Bancorp, Inc.	306	3,155
Kearny Financial Corp.	196	1,809
Meridian Interstate Bancorp, Inc. (a)	131	1,693
MGIC Investment Corp. (a)	3,429	12,996
Northfield Bancorp, Inc.	413	6,071
Northwest Bancshares, Inc.	1,884	23,211
OceanFirst Financial Corp.	285	3,862
Ocwen Financial Corp. (a)	1,723	24,794
Oritani Financial Corp.	792	10,272
Provident Financial Services, Inc.	1,184	16,387
Provident New York Bancorp	622	5,138
Radian Group, Inc.	2,333	6,416
Rockville Financial, Inc.	564	6,136
Roma Financial Corp.	232	2,394
Territorial Bancorp, Inc.	153	3,164
Trustco Bank Corp., New York	1,847	10,325
United Financial Bancorp, Inc.	310	5,003
ViewPoint Financial Group	698	9,486
Walker & Dunlop, Inc. (a)	315	3,742
Westfield Financial, Inc.	481	3,843
WSFS Financial Corp.	126	4,903
		267,826
TOTAL FINANCIALS		4,879,360
HEALTH CARE - 12.3%
Biotechnology - 3.9%
Achillion Pharmaceuticals, Inc. (a)	941	10,436
Acorda Therapeutics, Inc. (a)	705	17,999
Aegerion Pharmaceuticals, Inc. (a)	143	2,458
Affymax, Inc. (a)	698	5,577
Alkermes PLC (a)	1,740	32,729
Allos Therapeutics, Inc. (a)	1,410	2,186
Alnylam Pharmaceuticals, Inc. (a)	700	8,092
AMAG Pharmaceuticals, Inc. (a)	367	6,026
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amicus Therapeutics, Inc. (a)	388	$ 2,522
Anacor Pharmaceuticals, Inc. (a)	225	1,573
Anthera Pharmaceuticals, Inc. (a)	343	2,703
Ardea Biosciences, Inc. (a)	372	6,767
Arena Pharmaceuticals, Inc. (a)	2,501	4,427
ARIAD Pharmaceuticals, Inc. (a)	2,992	44,132
ArQule, Inc. (a)	950	7,505
Array Biopharma, Inc. (a)	1,227	3,374
Astex Pharmaceuticals, Inc. (a)	1,113	3,016
AVEO Pharmaceuticals, Inc. (a)	527	6,946
AVI BioPharma, Inc. (a)	2,833	2,549
BioCryst Pharmaceuticals, Inc. (a)	412	1,438
BioMimetic Therapeutics, Inc. (a)	178	351
Biosante Pharmaceuticals, Inc. (a)	1,689	1,101
Biospecifics Technologies Corp. (a)	92	1,750
BioTime, Inc. (a)	486	2,809
Cell Therapeutics, Inc. (a)	3,553	3,908
Celldex Therapeutics, Inc. (a)	760	3,610
Cepheid, Inc. (a)	1,163	51,242
Chelsea Therapeutics International Ltd. (a)	1,038	4,671
Cleveland Biolabs, Inc. (a)	392	1,231
Clovis Oncology, Inc.	203	3,855
Codexis, Inc. (a)	393	2,189
Cubist Pharmaceuticals, Inc. (a)	1,097	44,780
Curis, Inc. (a)	1,329	6,579
Cytori Therapeutics, Inc. (a)	1,066	3,656
DUSA Pharmaceuticals, Inc. (a)	609	2,923
Dyax Corp. (a)	2,086	3,400
Dynavax Technologies Corp. (a)	2,895	10,075
Emergent BioSolutions, Inc. (a)	408	6,924
Enzon Pharmaceuticals, Inc. (a)	641	4,570
Exact Sciences Corp. (a)	1,031	9,630
Exelixis, Inc. (a)	2,370	12,608
Genomic Health, Inc. (a)	342	9,491
Geron Corp. (a)	2,383	4,718
GTx, Inc. (a)	511	2,989
Halozyme Therapeutics, Inc. (a)	1,558	16,452
Horizon Pharma, Inc.	102	405
Idenix Pharmaceuticals, Inc. (a)	1,111	14,876
ImmunoGen, Inc. (a)	1,460	20,615
Immunomedics, Inc. (a)	1,312	4,618
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Incyte Corp. (a)	1,720	$ 30,444
Infinity Pharmaceuticals, Inc. (a)	368	2,237
Inhibitex, Inc. (a)	1,207	30,815
Insmed, Inc. (a)	369	1,779
InterMune, Inc. (a)	1,020	15,300
Ironwood Pharmaceuticals, Inc. Class A (a)	1,047	15,705
Isis Pharmaceuticals, Inc. (a)	1,822	14,868
Keryx Biopharmaceuticals, Inc. (a)	1,291	4,376
Lexicon Pharmaceuticals, Inc. (a)	3,178	4,608
Ligand Pharmaceuticals, Inc. Class B (a)	392	4,880
MannKind Corp. (a)	1,441	3,891
Maxygen, Inc. (a)	387	2,163
Medivation, Inc. (a)	586	32,470
Metabolix, Inc. (a)	597	1,582
Micromet, Inc. (a)	1,774	19,390
Momenta Pharmaceuticals, Inc. (a)	815	12,787
Nabi Biopharmaceuticals (a)	1,544	2,856
Neurocrine Biosciences, Inc. (a)	1,007	9,365
NewLink Genetics Corp.	117	813
Novavax, Inc. (a)	2,294	3,464
NPS Pharmaceuticals, Inc. (a)	1,623	12,465
Nymox Pharmaceutical Corp. (a)	365	2,905
OncoGenex Pharmaceuticals, Inc. (a)	211	2,933
Oncothyreon, Inc. (a)	910	6,197
ONYX Pharmaceuticals, Inc. (a)	1,208	49,456
Opko Health, Inc. (a)	2,001	10,525
OREXIGEN Therapeutics, Inc. (a)	699	1,915
Osiris Therapeutics, Inc. (a)	271	1,580
PDL BioPharma, Inc.	2,519	16,096
Peregrine Pharmaceuticals, Inc. (a)	1,751	1,716
Pharmacyclics, Inc. (a)	866	15,917
PharmAthene, Inc. (a)	331	530
Progenics Pharmaceuticals, Inc. (a)	518	4,994
Raptor Pharmaceutical Corp. (a)	1,079	7,726
Rigel Pharmaceuticals, Inc. (a)	1,248	12,193
Sangamo Biosciences, Inc. (a)	982	3,388
Savient Pharmaceuticals, Inc. (a)	1,328	3,360
SciClone Pharmaceuticals, Inc. (a)	642	3,075
Seattle Genetics, Inc. (a)	1,832	34,680
SIGA Technologies, Inc. (a)	712	2,357
Spectrum Pharmaceuticals, Inc. (a)	1,048	14,745
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Sunesis Pharmaceuticals, Inc. (a)	264	$ 364
Synta Pharmaceuticals Corp. (a)	596	2,759
Targacept, Inc. (a)	521	3,168
Theravance, Inc. (a)	1,277	22,654
Trius Therapeutics, Inc. (a)	89	495
Vanda Pharmaceuticals, Inc. (a)	794	3,930
Vical, Inc. (a)	1,379	4,840
Zalicus, Inc. (a)	1,083	1,159
ZIOPHARM Oncology, Inc. (a)	1,095	5,814
		896,210
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc. (a)	474	12,836
Abiomed, Inc. (a)	589	10,902
Accuray, Inc. (a)	1,289	7,283
Align Technology, Inc. (a)	1,121	26,411
Alphatec Holdings, Inc. (a)	1,030	1,813
Analogic Corp.	260	14,750
Angiodynamics, Inc. (a)	417	5,404
Antares Pharma, Inc. (a)	1,536	3,932
ArthroCare Corp. (a)	532	16,444
Atricure, Inc. (a)	258	2,972
Atrion Corp.	29	7,087
Bacterin International Holdings, Inc. (a)	599	1,707
BioLase Technology, Inc.	598	1,854
Cantel Medical Corp.	290	9,155
Cardiovascular Systems, Inc. (a)	412	3,774
Cerus Corp. (a)	869	2,477
Conceptus, Inc. (a)	576	7,131
CONMED Corp. (a)	541	15,905
Cryolife, Inc. (a)	537	2,868
Cyberonics, Inc. (a)	495	16,088
Cynosure, Inc. Class A (a)	172	2,396
Delcath Systems, Inc. (a)	777	3,085
DexCom, Inc. (a)	1,311	14,382
DynaVox, Inc. Class A (a)	87	330
Endologix, Inc. (a)	882	11,448
Exactech, Inc. (a)	142	2,349
Greatbatch, Inc. (a)	480	11,242
Haemonetics Corp. (a)	505	32,805
Hansen Medical, Inc. (a)	1,089	3,409
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
HeartWare International, Inc. (a)	214	$ 14,815
ICU Medical, Inc. (a)	226	10,502
Insulet Corp. (a)	935	18,204
Integra LifeSciences Holdings Corp. (a)	372	10,981
Invacare Corp.	496	8,472
IRIS International, Inc. (a)	297	2,908
Kensey Nash Corp.	154	3,574
Mako Surgical Corp. (a)	587	21,003
Masimo Corp. (a)	1,052	22,513
Medical Action Industries, Inc. (a)	254	1,346
Meridian Bioscience, Inc.	782	13,638
Merit Medical Systems, Inc. (a)	827	11,669
Natus Medical, Inc. (a)	665	7,521
Navidea Biopharmaceuticals, Inc. (a)	1,841	4,971
Neogen Corp. (a)	424	13,810
NuVasive, Inc. (a)	783	12,137
NxStage Medical, Inc. (a)	796	14,280
OraSure Technologies, Inc. (a)	864	9,616
Orthofix International NV (a)	332	13,330
Palomar Medical Technologies, Inc. (a)	351	3,177
Quidel Corp. (a)	484	6,921
Rockwell Medical Technologies, Inc. (a)	236	2,556
RTI Biologics, Inc. (a)	1,063	3,667
Solta Medical, Inc. (a)	946	2,838
SonoSite, Inc. (a)	272	14,664
Staar Surgical Co. (a)	610	6,643
Stereotaxis, Inc. (a)	410	289
Steris Corp.	1,151	34,622
SurModics, Inc. (a)	273	3,937
Symmetry Medical, Inc. (a)	678	5,092
Synergetics USA, Inc. (a)	363	2,363
Synovis Life Technologies, Inc. (a)	211	5,902
The Spectranetics Corp. (a)	520	4,332
Tornier BV	186	3,925
Unilife Corp. (a)	1,166	4,676
Uroplasty, Inc. (a)	405	1,381
Vascular Solutions, Inc. (a)	412	4,586
Volcano Corp. (a)	1,031	28,920
West Pharmaceutical Services, Inc.	620	25,098
Wright Medical Group, Inc. (a)	715	12,119
Young Innovations, Inc.	82	2,504
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Zeltiq Aesthetics, Inc.	165	$ 1,980
Zoll Medical Corp. (a)	419	28,735
		678,456
Health Care Providers & Services - 2.7%
Accretive Health, Inc. (a)	804	21,571
Air Methods Corp. (a)	203	17,113
Alliance Healthcare Services, Inc. (a)	227	259
Almost Family, Inc. (a)	135	2,543
Amedisys, Inc. (a)	625	6,563
American Dental Partners, Inc. (a)	286	5,425
AMN Healthcare Services, Inc. (a)	801	4,077
AmSurg Corp. (a)	548	14,111
Assisted Living Concepts, Inc. Class A	424	6,648
Bio-Reference Laboratories, Inc. (a)	473	9,153
BioScrip, Inc. (a)	720	3,895
Capital Senior Living Corp. (a)	496	4,018
CardioNet, Inc. (a)	395	1,244
Centene Corp. (a)	942	42,578
Chemed Corp.	385	21,614
Chindex International, Inc. (a)	247	2,238
Corvel Corp. (a)	142	6,913
Cross Country Healthcare, Inc. (a)	520	3,208
Emeritus Corp. (a)	613	10,703
ExamWorks Group, Inc. (a)	474	5,233
Five Star Quality Care, Inc. (a)	993	3,605
Gentiva Health Services, Inc. (a)	557	4,044
Hanger Orthopedic Group, Inc. (a)	614	12,028
HealthSouth Corp. (a)	1,796	34,645
Healthways, Inc. (a)	604	4,566
HMS Holdings Corp. (a)	1,581	52,189
IPC The Hospitalist Co., Inc. (a)	326	10,983
Kindred Healthcare, Inc. (a)	975	11,963
Landauer, Inc.	188	10,682
LHC Group, Inc. (a)	284	4,209
Magellan Health Services, Inc. (a)	547	26,705
Metropolitan Health Networks, Inc. (a)	887	7,114
MModal, Inc. (a)	561	5,868
Molina Healthcare, Inc. (a)	536	16,407
MWI Veterinary Supply, Inc. (a)	229	17,979
National Healthcare Corp.	195	8,644
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Research Corp.	62	$ 2,441
NeoStem, Inc. (a)	423	266
Owens & Minor, Inc.	1,182	35,945
PharMerica Corp. (a)	545	6,840
Providence Service Corp. (a)	224	3,380
PSS World Medical, Inc. (a)	1,027	24,925
RadNet, Inc. (a)	461	1,157
Select Medical Holdings Corp. (a)	748	6,201
Skilled Healthcare Group, Inc. (a)	271	1,664
Sun Healthcare Group, Inc. (a)	391	1,775
Sunrise Senior Living, Inc. (a)	1,188	8,447
Team Health Holdings, Inc. (a)	478	9,847
The Ensign Group, Inc.	335	8,881
Triple-S Management Corp. (a)	402	8,575
U.S. Physical Therapy, Inc.	234	4,774
Universal American Spin Corp. (a)	671	7,374
Vanguard Health Systems, Inc. (a)	586	6,557
Wellcare Health Plans, Inc. (a)	795	47,509
		607,296
Health Care Technology - 0.6%
athenahealth, Inc. (a)	656	38,166
Computer Programs & Systems, Inc.	217	12,423
Epocrates, Inc. (a)	166	1,609
HealthStream, Inc. (a)	414	7,692
MedAssets, Inc. (a)	904	9,546
Medidata Solutions, Inc. (a)	386	8,067
Merge Healthcare, Inc. (a)	984	5,392
Omnicell, Inc. (a)	714	11,053
Quality Systems, Inc.	733	29,730
Transcend Services, Inc. (a)	157	3,897
		127,575
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	1,499	7,210
Albany Molecular Research, Inc. (a)	515	1,576
BG Medicine, Inc.	71	430
Cambrex Corp. (a)	530	4,166
Complete Genomics, Inc. (a)	92	272
Enzo Biochem, Inc. (a)	832	2,122
eResearchTechnology, Inc. (a)	967	5,357
Fluidigm Corp. (a)	155	2,305
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Furiex Pharmaceuticals, Inc. (a)	186	$ 2,948
Harvard Bioscience, Inc. (a)	514	2,087
Luminex Corp. (a)	685	13,495
Medtox Scientific, Inc. (a)	161	2,737
Pacific Biosciences of California, Inc. (a)	746	3,342
PAREXEL International Corp. (a)	1,111	26,775
Sequenom, Inc. (a)	2,201	9,486
		84,308
Pharmaceuticals - 1.7%
Acura Pharmaceuticals, Inc. (a)	100	331
Akorn, Inc. (a)	1,010	11,575
Alimera Sciences, Inc. (a)	134	182
Ampio Pharmaceuticals, Inc. (a)	260	1,079
Auxilium Pharmaceuticals, Inc. (a)	970	19,274
AVANIR Pharmaceuticals Class A (a)	2,288	6,727
Cadence Pharmaceuticals, Inc. (a)	921	3,841
Columbia Laboratories, Inc. (a)	1,216	1,023
Corcept Therapeutics, Inc. (a)	671	2,302
Cornerstone Therapeutics, Inc. (a)	75	457
DepoMed, Inc. (a)	1,131	6,786
Durect Corp. (a)	1,458	1,152
Endocyte, Inc.	220	752
Hi-Tech Pharmacal Co., Inc. (a)	170	6,627
Impax Laboratories, Inc. (a)	1,208	22,795
Ista Pharmaceuticals, Inc. (a)	549	4,425
Jazz Pharmaceuticals PLC (a)	396	18,414
KV Pharmaceutical Co. Class A (a)	780	1,607
Lannett Co., Inc. (a)	328	1,666
MAP Pharmaceuticals, Inc. (a)	386	5,462
Medicis Pharmaceutical Corp. Class A	1,206	39,907
Nektar Therapeutics (a)	2,234	13,963
Obagi Medical Products, Inc. (a)	361	3,700
Optimer Pharmaceuticals, Inc. (a)	926	12,010
Pacira Pharmaceuticals, Inc.	136	1,470
Pain Therapeutics, Inc. (a)	971	4,302
Par Pharmaceutical Companies, Inc. (a)	648	23,399
Pernix Therapeutics Holdings, Inc. (a)	35	352
Pozen, Inc. (a)	523	2,228
Questcor Pharmaceuticals, Inc. (a)	996	35,288
Sagent Pharmaceuticals, Inc.	127	2,821
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	1,117	$ 53,839
Santarus, Inc. (a)	916	4,488
Sucampo Pharmaceuticals, Inc. Class A (a)	460	2,042
The Medicines Company (a)	950	19,114
Transcept Pharmaceuticals, Inc. (a)	48	385
ViroPharma, Inc. (a)	1,329	39,591
Vivus, Inc. (a)	1,787	21,319
XenoPort, Inc. (a)	678	2,841
Zogenix, Inc. (a)	203	536
		400,072
TOTAL HEALTH CARE		2,793,917
INDUSTRIALS - 15.5%
Aerospace & Defense - 1.8%
AAR Corp.	757	16,041
AeroVironment, Inc. (a)	338	9,420
American Science & Engineering, Inc.	169	12,084
Astronics Corp. (a)	183	6,096
Ceradyne, Inc. (a)	455	15,056
Cubic Corp.	288	13,317
Curtiss-Wright Corp.	882	32,952
DigitalGlobe, Inc. (a)	660	10,355
Ducommun, Inc.	166	2,399
Esterline Technologies Corp. (a)	561	34,305
GenCorp, Inc. (non-vtg.) (a)	910	4,996
GeoEye, Inc. (a)	418	9,158
HEICO Corp.	811	45,092
Hexcel Corp. (a)	1,794	44,976
KEYW Holding Corp. (a)	296	2,250
Kratos Defense & Security Solutions, Inc. (a)	673	4,570
LMI Aerospace, Inc. (a)	168	3,325
Moog, Inc. Class A (a)	887	37,804
National Presto Industries, Inc.	99	9,674
Orbital Sciences Corp. (a)	1,143	16,562
Taser International, Inc. (a)	1,003	4,774
Teledyne Technologies, Inc. (a)	717	40,697
Triumph Group, Inc.	702	43,924
		419,827
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,194	$ 7,176
Atlas Air Worldwide Holdings, Inc. (a)	491	23,389
Forward Air Corp.	551	19,285
Hub Group, Inc. Class A (a)	668	22,866
Pacer International, Inc. (a)	612	3,696
Park-Ohio Holdings Corp. (a)	165	3,282
		79,694
Airlines - 0.6%
Alaska Air Group, Inc. (a)	666	50,703
Allegiant Travel Co. (a)	267	14,677
Hawaiian Holdings, Inc. (a)	971	6,758
JetBlue Airways Corp. (a)	4,498	26,673
Republic Airways Holdings, Inc. (a)	1,026	5,653
SkyWest, Inc.	1,020	13,056
Spirit Airlines, Inc. (a)	268	4,500
US Airways Group, Inc. (a)	3,098	26,147
		148,167
Building Products - 0.7%
A.O. Smith Corp.	749	31,818
AAON, Inc.	331	6,703
Ameresco, Inc. Class A (a)	311	4,077
American Woodmark Corp.	164	2,332
Apogee Enterprises, Inc.	580	7,975
Builders FirstSource, Inc. (a)	736	1,862
Gibraltar Industries, Inc. (a)	575	9,010
Griffon Corp.	907	9,043
Insteel Industries, Inc.	358	4,582
NCI Building Systems, Inc. (a)	355	4,157
Quanex Building Products Corp.	707	11,616
Simpson Manufacturing Co. Ltd.	766	24,803
Trex Co., Inc. (a)	347	8,613
Universal Forest Products, Inc.	383	12,168
USG Corp. (a)	1,401	17,989
		156,748
Commercial Services & Supplies - 2.6%
A.T. Cross Co. Class A (a)	293	2,907
ABM Industries, Inc.	994	21,570
ACCO Brands Corp. (a)	1,097	11,650
American Reprographics Co. (a)	662	3,979
Casella Waste Systems, Inc. Class A (a)	438	3,009
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cenveo, Inc. (a)	1,352	$ 4,529
Clean Harbors, Inc. (a)	868	55,075
CompX International, Inc. Class A	36	547
Consolidated Graphics, Inc. (a)	173	8,787
Courier Corp.	219	2,709
Deluxe Corp.	937	23,959
Encore Capital Group, Inc. (a)	305	7,168
EnergySolutions, Inc. (a)	1,662	5,917
EnerNOC, Inc. (a)	417	3,816
Ennis, Inc.	577	9,544
Fuel Tech, Inc. (a)	360	2,171
G&K Services, Inc. Class A	337	11,074
Healthcare Services Group, Inc.	1,183	22,110
Heritage-Crystal Clean, Inc. (a)	133	2,737
Herman Miller, Inc.	1,117	23,591
HNI Corp.	848	23,006
InnerWorkings, Inc. (a)	452	4,986
Interface, Inc. Class A	975	12,958
Intersections, Inc.	167	2,051
Kimball International, Inc. Class B	536	3,264
Knoll, Inc.	874	13,949
McGrath RentCorp.	501	15,952
Metalico, Inc. (a)	867	3,156
Mine Safety Appliances Co.	552	18,845
Mobile Mini, Inc. (a)	676	14,061
Multi-Color Corp.	212	4,857
NL Industries, Inc.	92	1,271
Portfolio Recovery Associates, Inc. (a)	343	22,278
Quad/Graphics, Inc.	437	5,135
Rollins, Inc.	1,260	26,951
Schawk, Inc. Class A	163	2,191
Standard Parking Corp. (a)	348	6,153
Steelcase, Inc. Class A	1,470	12,804
Swisher Hygiene, Inc. (Canada) (a)	1,464	5,139
Sykes Enterprises, Inc. (a)	728	12,762
Team, Inc. (a)	332	9,691
Tetra Tech, Inc. (a)	1,142	26,414
The Brink's Co.	882	24,864
The Geo Group, Inc. (a)	1,217	21,395
TMS International Corp.	266	2,825
TRC Companies, Inc. (a)	469	2,912
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Unifirst Corp. Massachusetts	255	$ 15,397
United Stationers, Inc.	846	27,351
US Ecology, Inc.	415	7,769
Viad Corp.	368	7,445
WCA Waste Corp. (a)	253	1,639
		586,320
Construction & Engineering - 0.8%
Aegion Corp. (a)	716	12,222
Argan, Inc.	118	1,711
Comfort Systems USA, Inc.	664	7,941
Dycom Industries, Inc. (a)	637	13,613
EMCOR Group, Inc.	1,307	37,681
Furmanite Corp. (a)	625	4,819
Granite Construction, Inc.	706	18,801
Great Lakes Dredge & Dock Corp.	1,025	6,560
Layne Christensen Co. (a)	371	8,618
MasTec, Inc. (a)	1,016	16,551
Michael Baker Corp. (a)	202	4,947
MYR Group, Inc. (a)	357	7,133
Northwest Pipe Co. (a)	197	4,494
Orion Marine Group, Inc. (a)	658	4,764
Pike Electric Corp. (a)	396	3,152
Primoris Services Corp.	513	8,162
Sterling Construction Co., Inc. (a)	319	3,831
Tutor Perini Corp. (a)	527	8,005
UniTek Global Services, Inc. (a)	102	347
		173,352
Electrical Equipment - 1.2%
A123 Systems, Inc. (a)	1,603	3,479
Active Power, Inc. (a)	1,767	1,521
Acuity Brands, Inc.	840	48,913
American Superconductor Corp. (a)	828	4,181
AZZ, Inc.	226	11,094
Belden, Inc.	900	35,289
Brady Corp. Class A	871	28,194
Broadwind Energy, Inc. (a)	2,846	1,935
Capstone Turbine Corp. (a)	4,625	5,504
Coleman Cable, Inc. (a)	133	1,427
Encore Wire Corp.	372	10,156
EnerSys (a)	882	25,560
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Franklin Electric Co., Inc.	434	$ 21,726
FuelCell Energy, Inc. (a)	2,165	2,122
Generac Holdings, Inc. (a)	450	13,077
Global Power Equipment Group, Inc. (a)	281	7,208
II-VI, Inc. (a)	1,033	23,769
LSI Industries, Inc.	378	2,688
Powell Industries, Inc. (a)	167	5,780
PowerSecure International, Inc. (a)	489	3,095
Preformed Line Products Co.	41	2,649
Satcon Technology Corp. (a)	1,036	540
Thermon Group Holdings, Inc.	182	3,189
Valence Technology, Inc. (a)	1,724	1,655
Vicor Corp.	500	4,465
		269,216
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	336	21,803
Seaboard Corp.	6	11,649
Standex International Corp.	238	9,541
		42,993
Machinery - 3.3%
Accuride Corp. (a)	683	5,116
Actuant Corp. Class A	1,254	31,789
Alamo Group, Inc.	114	3,317
Albany International Corp. Class A	471	11,313
Altra Holdings, Inc. (a)	497	9,537
American Railcar Industries, Inc. (a)	165	4,307
Ampco-Pittsburgh Corp.	173	3,711
Astec Industries, Inc. (a)	380	12,852
Barnes Group, Inc.	1,079	27,288
Blount International, Inc. (a)	916	15,041
Briggs & Stratton Corp.	925	14,439
Cascade Corp.	174	9,887
Chart Industries, Inc. (a)	577	32,174
CIRCOR International, Inc.	334	12,662
CLARCOR, Inc.	977	50,228
Colfax Corp. (a)	821	24,926
Columbus McKinnon Corp. (NY Shares) (a)	374	5,965
Commercial Vehicle Group, Inc. (a)	557	6,968
Douglas Dynamics, Inc.	303	4,124
Dynamic Materials Corp.	261	5,768
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Energy Recovery, Inc. (a)	764	$ 1,887
EnPro Industries, Inc. (a)	379	13,382
ESCO Technologies, Inc.	509	15,306
Federal Signal Corp.	1,493	6,315
Flow International Corp. (a)	970	3,657
FreightCar America, Inc. (a)	202	4,385
Gorman-Rupp Co.	291	9,132
Graham Corp.	165	3,600
Greenbrier Companies, Inc. (a)	395	8,789
Hurco Companies, Inc. (a)	118	2,781
John Bean Technologies Corp.	543	8,911
Kadant, Inc. (a)	240	5,822
Kaydon Corp.	619	21,120
L.B. Foster Co. Class A	157	4,686
Lindsay Corp.	254	15,527
Lydall, Inc. (a)	304	2,864
Meritor, Inc. (a)	1,735	10,896
Met-Pro Corp.	296	3,105
Middleby Corp. (a)	367	35,287
Miller Industries, Inc.	211	3,441
Mueller Industries, Inc.	744	32,892
Mueller Water Products, Inc. Class A	2,863	7,845
NACCO Industries, Inc. Class A	106	10,833
NN, Inc. (a)	358	2,796
Omega Flex, Inc. (a)	26	416
PMFG, Inc. (a)	307	6,760
RBC Bearings, Inc. (a)	443	20,059
Robbins & Myers, Inc.	725	35,206
Sauer-Danfoss, Inc. (a)	195	9,828
Sun Hydraulics Corp.	371	10,421
Tecumseh Products Co. Class A (non-vtg.) (a)	265	1,330
Tennant Co.	351	13,506
Titan International, Inc.	768	18,540
TriMas Corp. (a)	482	10,445
Twin Disc, Inc.	145	4,485
Wabash National Corp. (a)	1,339	11,877
Watts Water Technologies, Inc. Class A	541	20,856
Woodward, Inc.	1,160	48,697
Xerium Technologies, Inc. (a)	283	2,471
		741,568
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.0%
Baltic Trading Ltd.	190	$ 804
Eagle Bulk Shipping, Inc. (a)	2,118	3,008
Excel Maritime Carriers Ltd. (a)	1,004	1,476
Genco Shipping & Trading Ltd. (a)	540	3,780
International Shipholding Corp.	61	1,388
Ultrapetrol (Bahamas) Ltd. (a)	339	909
		11,365
Professional Services - 1.5%
Acacia Research Corp. - Acacia Technologies (a)	795	32,722
Advisory Board Co. (a)	294	22,426
Barrett Business Services, Inc.	142	2,734
CBIZ, Inc. (a)	795	4,985
CDI Corp.	191	2,859
Corporate Executive Board Co.	640	25,171
CoStar Group, Inc. (a)	499	28,278
CRA International, Inc. (a)	216	4,668
Dolan Co. (a)	675	6,365
Exponent, Inc. (a)	267	13,043
Franklin Covey Co. (a)	301	2,649
FTI Consulting, Inc. (a)	775	33,186
GP Strategies Corp. (a)	263	3,866
Heidrick & Struggles International, Inc.	308	6,770
Hill International, Inc. (a)	404	2,404
Hudson Highland Group, Inc. (a)	643	3,440
Huron Consulting Group, Inc. (a)	453	16,978
ICF International, Inc. (a)	390	11,053
Insperity, Inc.	461	12,917
Kelly Services, Inc. Class A (non-vtg.)	498	8,048
Kforce, Inc. (a)	569	7,078
Korn/Ferry International (a)	891	14,639
MISTRAS Group, Inc. (a)	252	5,675
Navigant Consulting, Inc. (a)	945	12,105
Odyssey Marine Exploration, Inc. (a)	1,377	4,723
On Assignment, Inc. (a)	755	8,464
Pendrell Corp. (a)	2,659	7,100
Resources Connection, Inc.	843	10,470
RPX Corp.	189	3,202
TrueBlue, Inc. (a)	797	13,158
VSE Corp.	82	2,149
		333,325
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.3%
AMERCO	165	$ 15,959
Arkansas Best Corp.	423	7,665
Avis Budget Group, Inc. (a)	1,975	28,341
Celadon Group, Inc.	387	5,786
Covenant Transport Group, Inc. Class A (a)	78	257
Dollar Thrifty Automotive Group, Inc. (a)	549	40,434
Genesee & Wyoming, Inc. Class A (a)	769	47,755
Heartland Express, Inc.	928	13,753
Knight Transportation, Inc.	1,192	20,991
Marten Transport Ltd.	262	5,725
Old Dominion Freight Lines, Inc. (a)	927	39,509
Patriot Transportation Holding, Inc. (a)	115	2,363
Quality Distribution, Inc. (a)	266	3,266
RailAmerica, Inc. (a)	395	5,901
Roadrunner Transportation Systems, Inc. (a)	177	2,662
Saia, Inc. (a)	324	4,879
Swift Transporation Co. (a)	1,422	16,396
Universal Truckload Services, Inc.	86	1,529
Werner Enterprises, Inc.	879	22,968
Zipcar, Inc. (a)	211	3,346
		289,485
Trading Companies & Distributors - 1.2%
Aceto Corp.	436	3,200
Aircastle Ltd.	1,066	15,031
Applied Industrial Technologies, Inc.	834	32,176
Beacon Roofing Supply, Inc. (a)	924	21,123
CAI International, Inc. (a)	219	3,815
DXP Enterprises, Inc. (a)	148	4,992
Essex Rental Corp. (a)	159	450
H&E Equipment Services, Inc. (a)	580	9,854
Houston Wire & Cable Co.	318	4,538
Interline Brands, Inc. (a)	612	10,410
Kaman Corp.	501	15,616
Lawson Products, Inc.	32	537
RSC Holdings, Inc. (a)	1,282	27,166
Rush Enterprises, Inc. Class A (a)	644	14,818
SeaCube Container Leasing Ltd.	276	4,261
TAL International Group, Inc.	394	13,124
Textainer Group Holdings Ltd.	211	6,665
Titan Machinery, Inc. (a)	342	8,461
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
United Rentals, Inc. (a)	1,188	$ 45,429
Watsco, Inc.	513	35,382
		277,048
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	358	5,008
TOTAL INDUSTRIALS		3,534,116
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 2.0%
ADTRAN, Inc.	1,213	42,006
Anaren, Inc. (a)	264	4,599
Arris Group, Inc. (a)	2,285	26,689
Aruba Networks, Inc. (a)	1,638	36,331
Aviat Networks, Inc. (a)	1,032	2,291
Bel Fuse, Inc. Class B (non-vtg.)	188	3,807
Black Box Corp.	333	10,296
Blue Coat Systems, Inc. (a)	846	21,793
Calix Networks, Inc. (a)	655	4,958
Communications Systems, Inc.	148	2,204
Comtech Telecommunications Corp.	377	11,634
Dialogic, Inc. (a)	143	128
Digi International, Inc. (a)	428	4,832
EMCORE Corp. (a)	1,903	2,246
Emulex Corp. (a)	1,634	17,059
Extreme Networks, Inc. (a)	1,489	4,824
Finisar Corp. (a)	1,707	34,584
Globecomm Systems, Inc. (a)	367	5,237
Harmonic, Inc. (a)	2,248	13,196
Infinera Corp. (a)	1,915	13,673
InterDigital, Inc.	824	30,752
Ixia (a)	780	9,524
KVH Industries, Inc. (a)	260	2,426
Loral Space & Communications Ltd. (a)	218	15,033
Meru Networks, Inc. (a)	100	493
NETGEAR, Inc. (a)	704	28,033
NumereX Corp. Class A (a)	140	1,198
Oclaro, Inc. (a)	935	3,871
Oplink Communications, Inc. (a)	413	7,735
Opnext, Inc. (a)	406	447
ORBCOMM, Inc. (a)	689	2,377
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Plantronics, Inc.	797	$ 29,680
Powerwave Technologies, Inc. (a)	815	1,402
Procera Networks, Inc. (a)	257	4,325
ShoreTel, Inc. (a)	1,010	6,616
Sonus Networks, Inc. (a)	3,930	10,139
Sycamore Networks, Inc. (a)	331	6,428
Symmetricom, Inc. (a)	844	5,267
Ubiquiti Networks, Inc.	155	3,763
ViaSat, Inc. (a)	663	31,519
Westell Technologies, Inc. Class A (a)	1,298	2,856
		466,271
Computers & Peripherals - 0.7%
3D Systems Corp. (a)	746	14,264
Avid Technology, Inc. (a)	513	4,971
Cray, Inc. (a)	644	4,804
Dot Hill Systems Corp. (a)	1,942	2,932
Electronics for Imaging, Inc. (a)	855	14,672
Imation Corp. (a)	551	3,267
Immersion Corp. (a)	774	4,358
Intermec, Inc. (a)	1,025	8,651
Intevac, Inc. (a)	409	3,407
Novatel Wireless, Inc. (a)	657	1,886
OCZ Technology Group, Inc. (a)	982	8,278
Quantum Corp. (a)	4,146	10,448
Rimage Corp.	210	2,612
Silicon Graphics International Corp. (a)	624	8,511
STEC, Inc. (a)	639	6,045
Stratasys, Inc. (a)	404	14,847
Super Micro Computer, Inc. (a)	472	7,967
Synaptics, Inc. (a)	573	21,952
Xyratex Ltd.	481	7,638
		151,510
Electronic Equipment & Components - 2.6%
Aeroflex Holding Corp. (a)	359	4,549
Agilysys, Inc. (a)	335	2,727
Anixter International, Inc. (a)	537	35,179
Badger Meter, Inc.	325	10,446
Benchmark Electronics, Inc. (a)	1,176	20,227
Brightpoint, Inc. (a)	1,360	15,939
Checkpoint Systems, Inc. (a)	755	7,943
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Cognex Corp.	781	$ 32,451
Coherent, Inc. (a)	469	26,208
CTS Corp.	654	6,579
Daktronics, Inc.	772	8,446
DDi Corp.	284	2,758
DTS, Inc. (a)	296	8,386
Echelon Corp. (a)	643	3,324
Electro Rent Corp.	314	5,366
Electro Scientific Industries, Inc.	427	6,482
eMagin Corp. (a)	305	1,382
Fabrinet (a)	415	6,835
FARO Technologies, Inc. (a)	290	15,741
FEI Co. (a)	760	33,486
GSI Group, Inc. (a)	439	5,070
Identive Group, Inc. (a)	709	1,617
Insight Enterprises, Inc. (a)	902	16,651
Invensense, Inc.	260	4,287
KEMET Corp. (a)	758	6,966
LeCroy Corp. (a)	257	2,675
Littelfuse, Inc.	455	23,073
Maxwell Technologies, Inc. (a)	521	10,660
Measurement Specialties, Inc. (a)	280	9,100
Mercury Computer Systems, Inc. (a)	669	8,958
Methode Electronics, Inc. Class A	683	6,782
Microvision, Inc. (a)	3,248	1,267
MTS Systems Corp.	275	12,620
Multi-Fineline Electronix, Inc. (a)	164	4,077
NeoPhotonics Corp.	80	440
Newport Corp. (a)	779	14,388
OSI Systems, Inc. (a)	359	19,289
Park Electrochemical Corp.	385	11,692
PC Connection, Inc.	151	1,812
Plexus Corp. (a)	664	24,070
Power-One, Inc. (a)	1,212	5,260
Pulse Electronics Corp.	718	2,061
RadiSys Corp. (a)	420	2,533
RealD, Inc. (a)	703	6,165
Richardson Electronics Ltd.	197	2,386
Rofin-Sinar Technologies, Inc. (a)	524	14,866
Rogers Corp. (a)	314	12,067
Sanmina-SCI Corp. (a)	1,574	17,283
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
ScanSource, Inc. (a)	482	$ 18,109
SYNNEX Corp. (a)	445	16,100
TTM Technologies, Inc. (a)	971	11,914
Universal Display Corp. (a)	722	30,403
Viasystems Group, Inc. (a)	27	459
Vishay Precision Group, Inc. (a)	212	3,341
X-Rite, Inc. (a)	543	2,465
Zygo Corp. (a)	290	5,130
		590,490
Internet Software & Services - 1.6%
Active Network, Inc.	222	3,303
Ancestry.com, Inc. (a)	611	18,086
Angie's List, Inc.	185	2,731
Bankrate, Inc.	417	9,754
Carbonite, Inc.	173	1,727
comScore, Inc. (a)	598	13,246
Constant Contact, Inc. (a)	536	13,389
Cornerstone OnDemand, Inc.	196	3,575
DealerTrack Holdings, Inc. (a)	759	20,743
Demand Media, Inc.	125	788
Dice Holdings, Inc. (a)	826	7,822
Digital River, Inc. (a)	689	11,031
EarthLink, Inc.	2,014	14,521
FriendFinder Networks, Inc. (a)	51	66
InfoSpace, Inc. (a)	794	9,774
Internap Network Services Corp. (a)	1,116	7,488
IntraLinks Holdings, Inc. (a)	715	4,898
j2 Global, Inc.	866	23,347
Keynote Systems, Inc.	255	4,990
KIT Digital, Inc. (a)	789	8,545
Limelight Networks, Inc. (a)	1,231	4,013
Liquidity Services, Inc. (a)	346	11,940
LivePerson, Inc. (a)	993	11,916
LogMeIn, Inc. (a)	361	14,379
LoopNet, Inc. (a)	333	5,335
Marchex, Inc. Class B	316	1,428
Move, Inc. (a)	757	5,450
NIC, Inc.	1,260	15,763
OpenTable, Inc. (a)	448	21,580
Openwave Systems, Inc. (a)	2,108	4,237
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Perficient, Inc. (a)	418	$ 4,652
quepasa.com, Inc. (a)	63	271
QuinStreet, Inc. (a)	476	4,579
RealNetworks, Inc.	309	3,155
Responsys, Inc.	187	2,194
Saba Software, Inc. (a)	480	4,771
SciQuest, Inc. (a)	225	3,292
SPS Commerce, Inc. (a)	149	3,759
Stamps.com, Inc. (a)	198	6,140
Support.com, Inc. (a)	1,014	2,616
TechTarget, Inc. (a)	296	2,057
Travelzoo, Inc. (a)	103	2,658
United Online, Inc.	1,481	8,412
ValueClick, Inc. (a)	1,499	26,143
Vocus, Inc. (a)	311	7,144
Web.com, Inc. (a)	509	6,515
XO Group, Inc. (a)	513	4,227
Zillow, Inc. (a)	94	2,772
Zix Corp. (a)	1,184	3,576
		374,798
IT Services - 2.0%
Acxiom Corp. (a)	1,517	20,813
CACI International, Inc. Class A (a)	485	28,465
Cardtronics, Inc. (a)	863	22,050
Cass Information Systems, Inc.	160	6,320
Ciber, Inc. (a)	1,236	5,377
Computer Task Group, Inc. (a)	265	3,824
Convergys Corp. (a)	1,910	25,422
CSG Systems International, Inc. (a)	707	11,503
Dynamics Research Corp. (a)	133	1,498
Echo Global Logistics, Inc. (a)	203	3,402
Euronet Worldwide, Inc. (a)	1,038	19,058
ExlService Holdings, Inc. (a)	289	6,976
Forrester Research, Inc. (a)	268	9,364
Global Cash Access Holdings, Inc. (a)	1,342	7,113
Hackett Group, Inc. (a)	581	2,251
Heartland Payment Systems, Inc.	702	16,848
Higher One Holdings, Inc. (a)	560	9,486
iGate Corp. (a)	575	10,477
Jack Henry & Associates, Inc.	1,667	57,011
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lionbridge Technologies, Inc. (a)	1,111	$ 3,055
ManTech International Corp. Class A	478	16,802
Maximus, Inc.	637	28,684
ModusLink Global Solutions, Inc.	796	4,553
MoneyGram International, Inc. (a)	200	3,712
NCI, Inc. Class A (a)	122	893
PRG-Schultz International, Inc. (a)	368	2,234
Sapient Corp.	2,075	26,768
ServiceSource International, Inc.	198	3,350
Stream Global Services, Inc. (a)	85	283
Syntel, Inc.	292	13,701
Teletech Holdings, Inc. (a)	433	7,344
TNS, Inc. (a)	522	9,626
Unisys Corp. (a)	835	17,510
Virtusa Corp. (a)	310	4,957
Wright Express Corp. (a)	711	38,906
		449,636
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries, Inc. (a)	751	7,991
Alpha & Omega Semiconductor Ltd. (a)	282	2,617
Amkor Technology, Inc. (a)	1,794	10,280
Amtech Systems, Inc. (a)	154	1,569
ANADIGICS, Inc. (a)	1,185	3,259
Applied Micro Circuits Corp. (a)	1,178	9,224
ATMI, Inc. (a)	578	13,514
Axcelis Technologies, Inc. (a)	1,928	3,470
AXT, Inc. (a)	665	3,405
Brooks Automation, Inc.	1,278	13,700
Cabot Microelectronics Corp. (a)	418	21,076
Cavium, Inc. (a)	888	28,540
Ceva, Inc. (a)	428	11,560
Cirrus Logic, Inc. (a)	1,237	25,272
Cohu, Inc.	387	5,081
Cymer, Inc. (a)	602	29,974
Diodes, Inc. (a)	676	17,427
DSP Group, Inc. (a)	564	3,232
Entegris, Inc. (a)	2,674	25,617
Entropic Communications, Inc. (a)	1,736	10,138
Exar Corp. (a)	712	4,756
FormFactor, Inc. (a)	894	4,604
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FSI International, Inc. (a)	702	$ 2,984
GSI Technology, Inc. (a)	316	1,567
GT Advanced Technologies, Inc. (a)	2,451	21,128
Hittite Microwave Corp. (a)	615	33,837
Inphi Corp. (a)	483	7,086
Integrated Device Technology, Inc. (a)	2,814	17,841
Integrated Silicon Solution, Inc. (a)	442	4,318
Intermolecular, Inc.	188	1,583
IXYS Corp. (a)	554	7,601
Kopin Corp. (a)	1,288	4,997
Kulicke & Soffa Industries, Inc. (a)	1,423	15,383
Lattice Semiconductor Corp. (a)	2,135	14,518
LTX-Credence Corp. (a)	869	5,796
MaxLinear, Inc. Class A (a)	253	1,510
Micrel, Inc.	872	10,080
Microsemi Corp. (a)	1,697	33,567
Mindspeed Technologies, Inc. (a)	607	3,891
MIPS Technologies, Inc. (a)	1,142	6,704
MKS Instruments, Inc.	1,030	31,055
Monolithic Power Systems, Inc. (a)	558	9,146
MoSys, Inc. (a)	609	2,546
Nanometrics, Inc. (a)	368	7,452
Netlogic Microsystems, Inc. (a)	1,261	62,798
NVE Corp. (a)	94	5,127
Omnivision Technologies, Inc. (a)	1,117	14,867
PDF Solutions, Inc. (a)	385	2,460
Pericom Semiconductor Corp. (a)	634	5,072
Photronics, Inc. (a)	1,293	8,870
PLX Technology, Inc. (a)	763	2,396
Power Integrations, Inc.	522	18,787
Rambus, Inc. (a)	1,936	14,113
RF Micro Devices, Inc. (a)	5,124	25,569
Rubicon Technology, Inc. (a)	310	3,357
Rudolph Technologies, Inc. (a)	730	7,468
Semtech Corp. (a)	1,186	33,801
Sigma Designs, Inc. (a)	585	3,528
Silicon Image, Inc. (a)	1,361	6,614
Spansion, Inc. Class A (a)	872	8,746
Standard Microsystems Corp. (a)	400	10,304
STR Holdings, Inc. (a)	638	6,820
Supertex, Inc. (a)	190	3,511
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc. (a)	1,032	$ 20,434
TriQuint Semiconductor, Inc. (a)	3,137	18,791
Ultra Clean Holdings, Inc. (a)	378	2,778
Ultratech, Inc. (a)	471	13,777
Veeco Instruments, Inc. (a)	749	18,283
Volterra Semiconductor Corp. (a)	452	13,637
		832,804
Software - 4.4%
Accelrys, Inc. (a)	929	6,958
ACI Worldwide, Inc. (a)	673	20,446
Actuate Corp. (a)	599	3,450
Advent Software, Inc. (a)	570	14,963
American Software, Inc. Class A	399	3,579
Aspen Technology, Inc. (a)	1,557	28,042
Blackbaud, Inc.	883	26,870
Bottomline Technologies, Inc. (a)	697	19,056
BroadSoft, Inc. (a)	409	11,403
Callidus Software, Inc. (a)	546	3,680
CommVault Systems, Inc. (a)	803	37,741
Concur Technologies, Inc. (a)	867	45,387
Convio, Inc. (a)	233	3,712
Deltek, Inc. (a)	446	4,598
DemandTec, Inc. (a)	651	8,580
Digimarc Corp. (a)	167	4,414
Ebix, Inc.	499	12,365
Ellie Mae, Inc.	367	2,162
EPIQ Systems, Inc.	561	6,839
ePlus, Inc. (a)	60	1,711
Fair Isaac Corp.	661	23,955
FalconStor Software, Inc. (a)	1,021	2,542
Glu Mobile, Inc. (a)	1,109	3,726
Guidance Software, Inc. (a)	308	2,356
Imperva, Inc.	117	3,859
Interactive Intelligence Group, Inc. (a)	260	6,711
JDA Software Group, Inc. (a)	843	24,843
Kenexa Corp. (a)	492	11,818
Magma Design Automation, Inc. (a)	1,254	8,979
Manhattan Associates, Inc. (a)	385	16,898
Mentor Graphics Corp. (a)	1,912	26,519
MicroStrategy, Inc. Class A (a)	152	17,498
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Monotype Imaging Holdings, Inc. (a)	713	$ 11,130
Motricity, Inc. (a)	344	267
NetScout Systems, Inc. (a)	659	13,615
NetSuite, Inc. (a)	497	20,814
Opnet Technologies, Inc.	265	9,394
Parametric Technology Corp. (a)	2,229	56,104
Pegasystems, Inc.	279	7,912
Progress Software Corp. (a)	1,324	30,889
PROS Holdings, Inc. (a)	486	7,883
QAD, Inc. Class A	129	1,668
QLIK Technologies, Inc. (a)	1,288	36,322
Quest Software, Inc. (a)	1,008	20,513
RealPage, Inc. (a)	621	15,972
Rosetta Stone, Inc. (a)	227	1,771
S1 Corp. (a)	1,065	10,394
SeaChange International, Inc. (a)	478	3,432
Smith Micro Software, Inc. (a)	884	1,609
SolarWinds, Inc. (a)	1,071	33,854
Sourcefire, Inc. (a)	538	16,689
SRS Labs, Inc. (a)	237	1,640
SS&C Technologies Holdings, Inc. (a)	507	9,516
SuccessFactors, Inc. (a)	1,567	62,367
Synchronoss Technologies, Inc. (a)	537	17,947
Take-Two Interactive Software, Inc. (a)	1,379	21,512
Taleo Corp. Class A (a)	749	26,971
Tangoe, Inc. (a)	185	2,683
TeleCommunication Systems, Inc. Class A (a)	768	1,797
TeleNav, Inc. (a)	392	2,913
THQ, Inc. (a)	761	510
TiVo, Inc. (a)	2,214	22,981
Tyler Technologies, Inc. (a)	574	20,165
Ultimate Software Group, Inc. (a)	507	33,812
Vasco Data Security International, Inc. (a)	473	3,987
Verint Systems, Inc. (a)	400	11,324
VirnetX Holding Corp. (a)	779	18,088
Wave Systems Corp. Class A (a)	1,511	3,460
Websense, Inc. (a)	768	14,515
		992,080
TOTAL INFORMATION TECHNOLOGY		3,857,589
Common Stocks - continued
	Shares	Value
MATERIALS - 4.7%
Chemicals - 2.1%
A. Schulman, Inc.	638	$ 15,631
American Vanguard Corp.	511	7,680
Balchem Corp.	510	19,298
Calgon Carbon Corp. (a)	1,069	17,467
Chase Corp.	98	1,303
Chemtura Corp. (a)	1,779	24,995
Ferro Corp. (a)	1,620	10,951
Flotek Industries, Inc. (a)	1,010	11,857
FutureFuel Corp.	329	3,925
Georgia Gulf Corp. (a)	611	21,416
H.B. Fuller Co.	979	28,019
Hawkins, Inc.	147	5,821
Innophos Holdings, Inc.	415	20,717
Innospec, Inc. (a)	442	14,308
KMG Chemicals, Inc.	108	1,988
Koppers Holdings, Inc.	383	14,550
Kraton Performance Polymers, Inc. (a)	561	15,955
Landec Corp. (a)	678	4,088
LSB Industries, Inc. (a)	369	12,933
Minerals Technologies, Inc.	341	21,636
NewMarket Corp.	164	35,455
Olin Corp.	1,472	32,678
OM Group, Inc. (a)	573	15,545
OMNOVA Solutions, Inc. (a)	800	3,968
PolyOne Corp.	1,744	25,148
Quaker Chemical Corp.	254	11,252
Senomyx, Inc. (a)	749	2,195
Sensient Technologies Corp.	911	36,094
Spartech Corp. (a)	514	2,760
Stepan Co.	168	14,438
TPC Group, Inc. (a)	234	7,687
Tredegar Corp.	484	11,935
Zep, Inc.	495	8,108
Zoltek Companies, Inc. (a)	499	4,336
		486,137
Construction Materials - 0.2%
Eagle Materials, Inc.	809	23,793
Headwaters, Inc. (a)	1,298	3,440
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Texas Industries, Inc.	423	$ 13,223
United States Lime & Minerals, Inc. (a)	51	3,176
		43,632
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	74	2,445
Boise, Inc.	1,663	12,705
Graphic Packaging Holding Co. (a)	2,897	14,514
Myers Industries, Inc.	515	6,855
		36,519
Metals & Mining - 1.6%
A.M. Castle & Co. (a)	309	3,204
Amcol International Corp.	452	12,909
Century Aluminum Co. (a)	979	9,819
Coeur d'Alene Mines Corp. (a)	1,692	46,801
General Moly, Inc. (a)	1,233	4,587
Globe Specialty Metals, Inc.	1,134	15,513
Gold Resource Corp.	525	13,823
Golden Minerals Co. (a)	513	4,976
Golden Star Resources Ltd. (a)	4,750	10,374
Handy & Harman Ltd. (a)	86	1,011
Haynes International, Inc.	243	14,765
Hecla Mining Co.	5,299	27,873
Horsehead Holding Corp. (a)	848	9,226
Jaguar Mining, Inc. (a)	1,586	11,403
Kaiser Aluminum Corp.	294	14,518
Materion Corp. (a)	374	10,999
McEwen Mining, Inc. (a)	2,029	11,768
Metals USA Holdings Corp. (a)	198	2,647
Midway Gold Corp. (a)	1,872	3,800
Noranda Aluminium Holding Corp.	408	4,280
Olympic Steel, Inc.	164	4,230
Paramount Gold & Silver Corp. (a)	2,544	6,564
Revett Minerals, Inc. (a)	387	1,891
RTI International Metals, Inc. (a)	602	15,152
Stillwater Mining Co. (a)	2,213	28,503
SunCoke Energy, Inc. (a)	1,361	18,278
Thompson Creek Metals Co., Inc. (a)	3,034	25,658
Universal Stainless & Alloy Products, Inc. (a)	138	5,483
US Energy Corp. (a)	372	1,265
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Vista Gold Corp. (a)	1,256	$ 4,735
Worthington Industries, Inc.	1,054	19,404
		365,459
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	742	24,879
Clearwater Paper Corp. (a)	423	15,448
Deltic Timber Corp.	214	14,578
Glatfelter	793	11,721
Kapstone Paper & Packaging Corp. (a)	777	13,566
Louisiana-Pacific Corp. (a)	2,463	20,985
Neenah Paper, Inc.	269	6,394
Schweitzer-Mauduit International, Inc.	311	21,624
Verso Paper Corp. (a)	139	157
Wausau-Mosinee Paper Corp.	918	7,932
		137,284
TOTAL MATERIALS		1,069,031
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	1,090	4,840
AboveNet, Inc. (a)	425	28,241
Alaska Communication Systems Group, Inc.	841	2,288
Atlantic Tele-Network, Inc.	175	6,316
Boingo Wireless, Inc.	182	1,485
Cbeyond, Inc. (a)	491	4,174
Cincinnati Bell, Inc. New (a)	3,659	12,624
Cogent Communications Group, Inc. (a)	909	13,853
Consolidated Communications Holdings, Inc.	479	9,096
FairPoint Communications, Inc. (a)	307	1,249
General Communications, Inc. Class A (a)	729	7,589
Globalstar, Inc. (a)	2,468	1,604
HickoryTech Corp.	369	4,240
IDT Corp. Class B	250	2,200
inContact, Inc. (a)	579	2,895
Iridium Communications, Inc. (a)	758	6,056
Lumos Networks Corp.	250	3,758
Neutral Tandem, Inc. (a)	597	7,337
Premiere Global Services, Inc. (a)	894	7,867
SureWest Communications	288	4,170
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Towerstream Corp. (a)	961	$ 2,748
Vonage Holdings Corp. (a)	2,281	5,771
		140,401
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. (a)	1,109	9,493
NTELOS Holdings Corp.	278	6,347
Shenandoah Telecommunications Co.	479	4,728
USA Mobility, Inc.	414	5,858
		26,426
TOTAL TELECOMMUNICATION SERVICES		166,827
UTILITIES - 3.3%
Electric Utilities - 1.4%
Allete, Inc.	634	26,279
Central Vermont Public Service Corp.	270	9,496
Cleco Corp.	1,115	44,332
El Paso Electric Co.	813	28,292
Empire District Electric Co.	793	16,518
IDACORP, Inc.	967	40,759
MGE Energy, Inc.	466	20,905
Otter Tail Corp.	652	14,403
PNM Resources, Inc.	1,482	26,394
Portland General Electric Co.	1,393	34,741
UIL Holdings Corp.	949	32,816
Unisource Energy Corp.	690	25,709
Unitil Corp.	175	4,835
		325,479
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	172	7,399
Laclede Group, Inc.	404	16,831
New Jersey Resources Corp.	808	38,558
Northwest Natural Gas Co.	475	22,586
Piedmont Natural Gas Co., Inc.	1,338	44,047
South Jersey Industries, Inc.	589	32,324
Southwest Gas Corp.	835	34,903
WGL Holdings, Inc.	935	39,878
		236,526
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp.	2,214	$ 32,876
Black Hills Corp.	737	24,881
Dynegy, Inc. (a)	1,800	3,348
Genie Energy Ltd. Class B	290	3,033
Ormat Technologies, Inc.	321	5,216
		69,354
Multi-Utilities - 0.3%
Avista Corp.	1,060	26,860
CH Energy Group, Inc.	304	17,292
NorthWestern Energy Corp.	671	23,579
		67,731
Water Utilities - 0.3%
American States Water Co.	362	13,094
Artesian Resources Corp. Class A	128	2,419
Cadiz, Inc. (a)	296	2,942
California Water Service Group	860	15,867
Connecticut Water Service, Inc.	147	4,466
Consolidated Water Co., Inc.	201	1,566
Middlesex Water Co.	252	4,760
SJW Corp.	309	7,320
York Water Co.	293	5,215
		57,649
TOTAL UTILITIES		756,739
TOTAL COMMON STOCKS (Cost $20,138,281)		22,208,031
Investment Companies - 0.3%

Fidus Investment Corp.	113	1,545
Golub Capital BDC, Inc.	176	2,689
iShares Russell 2000 Index ETF	500	39,535
New Mountain Finance Corp.	238	3,149
Solar Capital Ltd.	638	14,578
Solar Senior Capital Ltd.	151	2,461
TOTAL INVESTMENT COMPANIES (Cost $62,038)		63,957
U.S. Treasury Obligations - 0.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05%, 3/8/12 to 5/24/12 (c) (Cost $99,974)	$ 100,000	$ 99,972
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $922,453)	922,453	922,453
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $21,222,746)		23,294,413
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(543,371)
NET ASSETS - 100%		$ 22,751,042
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 NYFE Russell 2000 Mini Index Contracts	March 2012	$ 316,480	$ 12,329
The face value of futures purchased as a percentage of net assets is 1.4%
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $89,990.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 277
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investmen Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,902,959	$ 2,902,959	$ -	$ -
Consumer Staples	764,184	764,019	165	-
Energy	1,483,309	1,483,309	-	-
Financials	4,879,360	4,879,360	-	-
Health Care	2,793,917	2,793,917	-	-
Industrials	3,534,116	3,534,116	-	-
Information Technology	3,857,589	3,857,589	-	-
Materials	1,069,031	1,069,031	-	-
Telecommunication Services	166,827	166,827	-	-
Utilities	756,739	756,739	-	-
Investment Companies	63,957	63,957	-	-
U.S. Government and Government Agency Obligations	99,972	-	99,972	-
Money Market Funds	922,453	922,453	-	-
Total Investments in Securities:	$ 23,294,413	$ 23,194,276	$ 100,137	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 12,329	$ 12,329	$ -	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $21,222,923. Net unrealized appreciation aggregated $2,071,490, of which $2,564,265 related to appreciated investment securities and $492,775 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012